OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response: 21.09

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08367

Evergreen Municipal Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for three of its series, Evergreen Municipal Bond Fund, Evergreen Short-Intermediate Municipal Bond Fund, Evergreen Strategic Municipal Bond Fund for the quarter ended February 29, 2008. These three series have a May 31 fiscal year end.

Date of reporting period: February 29, 2008

Item 1 – Schedule of Investments

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

February 29, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.5%
AIRPORT 4.5%
Allegheny Cnty., PA Arpt. Auth. RRB, Pittsburgh Intl. Arpt. Proj., 6.00%, 01/01/2015	$4,495,000	$4,658,663
Atlanta, GA Arpt. RRB, Ser. D, 5.25%, 01/01/2017, (Insd. by FGIC)	12,790,000	12,891,297
Dallas-Fort Worth, TX Intl. Arpt. RB, Ser. A:
5.50%, 11/01/2020, (Insd. by MBIA)	12,000,000	12,006,480
5.50%, 11/01/2021, (Insd. by FSA)	7,680,000	7,727,616
Dallas-Fort Worth, TX Intl. Arpt. RRB, Ser. A:
5.50%, 11/01/2031, (Insd. by FGIC)	1,500,000	1,416,555
5.875%, 11/01/2017, (Insd. by FGIC)	3,000,000	3,086,130
Indianapolis, IN Local Pub. Impt. RB, Indianapolis Arpt. Auth., Ser. F, 5.00%, 01/01/2020, (Insd. by AMBAC)	8,460,000	8,137,589
Lee Cnty., FL Arpt. RB, Ser. A, 5.875%, 10/01/2019, (Insd. by FSA)	2,000,000	2,054,900
Metropolitan Washington, DC Arpt. Auth. Sys. RRB, Ser. A, 5.25%, 10/01/2020, (Insd. by MBIA)	1,750,000	1,751,208

		53,730,438

COMMUNITY DEVELOPMENT DISTRICT 1.9%
Arizona Watson Road Cmnty. Facs. Dist. Spl. Assmt. RB:
5.75%, 07/01/2022	4,000,000	3,687,480
6.00%, 07/01/2030	7,927,000	7,160,935
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	3,280,000	3,228,209
Henderson, NV Local Impt. Dist. RB:
5.05%, 09/01/2017	2,465,000	2,173,218
5.10%, 09/01/2018	2,500,000	2,159,850
5.125%, 09/01/2019	2,975,000	2,515,154
5.15%, 09/01/2020	2,105,000	1,749,444

		22,674,290

CONTINUING CARE RETIREMENT COMMUNITY 5.5%
Bexar Cnty., TX Hlth. Facs. Dev. Corp. RB, Army Retirement Residence Proj., 6.125%, 07/01/2022	685,000	765,296
Clarence, NY Indl. Dev. Agcy. RB, Bristol Vlg. Proj., 6.00%, 01/20/2044, (Insd. by GNMA)	2,660,000	2,744,029
Goshen, IN RB, Greencroft Obl. Group, Ser. B, 5.75%, 08/15/2028	5,000,000	4,367,050
Lancaster Cnty., PA Hosp. Auth. RRB, Brethren Vlg. Proj., Ser. A, 6.50%, 07/01/2040	4,750,000	4,441,060
Lees Summit, MO IDA Sr. Living Facs. RB, John Knox Vlg. Obl. Group, Ser. A, 5.125%, 08/15/2026	5,000,000	4,536,250
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
King Farm Presbyterian Cmnty. Proj., Ser. B, 5.00%, 01/01/2017	9,535,000	8,918,562
Washington Cnty. Hosp., 6.00%, 01/01/2043	5,000,000	4,571,450
Maryland Hlth. & Higher Edl. Facs. Auth. RRB, Edenwald, Ser. A, 5.40%, 01/01/2037	1,000,000	870,700
Massachusetts Dev. Fin. Agcy. RB, Orchard Cove Proj.:
5.00%, 10/01/2017	1,350,000	1,247,927
5.00%, 10/01/2019	550,000	490,116
St. John’s Cnty., FL IDA Hlth. Care RRB, Glenmoor Proj., Ser. B, 4.75%, 01/01/2041	1,000,000	1,007,970
St. John’s Cnty., FL IDA RB, Presbyterian Retirement, Ser. A, 5.85%, 08/01/2024	3,385,000	3,374,202
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RB:
Air Force Vlg. Obl. Group, 5.00%, 05/15/2017	1,400,000	1,373,582
CC Young Mem. Home Proj., 5.75%, 02/15/2029	1,500,000	1,299,840
Northwest Sr. Hsg. Edgemere Proj.:
6.00%, 11/15/2026	4,500,000	4,148,325
6.00%, 11/15/2036	6,500,000	5,824,130
Vermont EDA RB, Wake Robin Corp. Proj., Ser. A, 6.30%, 03/01/2033, (Insd. by ACA)	3,500,000	3,244,395
Washington Hsg. Fin. Commission RB, Skyline at First Hill Proj., Ser. A, 5.625%, 01/01/2027	7,500,000	6,535,050
Winchester, VA IDA Hosp. RRB, Winchester Med. Ctr., Inc., 5.50%, 01/01/2015, (nsd. by AMBAC)	5,500,000	5,873,725

		65,633,659

EDUCATION 4.5%
Alabama Pub. Sch. & College Capital Impt.:
5.00%, 12/01/2023	5,000,000	4,967,300
5.00%, 12/01/2024	11,725,000	11,567,064
Athens, GA Hsg. Auth. Student Hsg. Lease RB, Univ. of Georgia East Campus, 5.25%, 12/01/2020, (Insd. by AMBAC)	1,315,000	1,339,853

1

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
California Edl. Facs. Auth. RRB, Santa Clara Univ., 5.00%, 09/01/2023, (Insd. by MBIA)	$1,000,000	$994,660
Charleston, SC Edl. Excellence Fin. Corp. RB, Charleston Cnty. Sch. Dist. Proj., 5.00%, 12/01/2023	9,105,000	8,610,234
Cherokee Cnty., SC Scago Edl. Facs. Corp. RRB, Cherokee Sch. Dist. No. 1, Ser. B, 5.00%, 12/01/2026, (Insd. by FSA)	2,295,000	2,205,702
Colorado Edl. & Cultural Facs. Auth. RRB, Univ. of Denver Proj., Ser. B, 5.25%, 03/01/2023, (Insd. by FGIC)	1,620,000	1,581,719
Connecticut Hlth. & Edl. Facs. Auth. RB, Yale Univ., Ser. W, 5.125%, 07/01/2027	2,700,000	2,672,055
Conway, AR Pub. Facs. Board Capital Impt. RRB, Hendrix College Proj., Ser. A, 5.00%, 10/01/2026	1,000,000	948,890
Latrobe, PA IDA College RB, St. Vincent College Proj., 5.35%, 05/01/2015	1,165,000	1,193,240
San Leanna, TX Ed. Facs. Corp. RRB, St. Edwards Univ. Proj.:
5.125%, 06/01/2022	1,735,000	1,641,605
5.125%, 06/01/2023	1,000,000	937,950
5.125%, 06/01/2024	1,000,000	931,470
St. Joseph Cnty., IN Edl. Facs. RB, Univ. of Notre Dame du Lac Proj., 6.50%, 03/01/2026	1,640,000	1,885,213
Tulsa, OK Indl. Auth. Student Hsg. RB, Univ. of Tulsa, 5.25%, 10/01/2021	4,055,000	4,050,904
University of New Mexico RB, Hosp. Mtge.:
5.00%, 07/01/2021, (Insd. by FHA & FSA)	3,835,000	3,868,940
5.00%, 07/01/2024, (Insd. by FHA & FSA)	1,000,000	986,750
Virginia College Bldg. Auth. Edl. Facs. RRB, Hampton Univ. Proj., 5.00%, 04/01/2018	1,300,000	1,306,162
Washington State Univ. RRB, Hsg. & Dining Sys., 5.00%, 10/01/2019, (Insd. by FSA)	1,000,000	1,014,910

		52,704,621

ELECTRIC REVENUE 2.0%
Monroe Cnty., MI Econ. Dev. Corp. RRB, Detroit Edison Co., Ser. AA, 6.95%, 09/01/2022, (Insd. by FGIC)	10,000,000	11,873,400
Piedmont, SC Muni. Power Agcy. RRB, Ser. A, 5.00%, 01/01/2015, (Insd. by MBIA)	2,000,000	2,020,900
Sikeston, MO Elec. RRB, 6.00%, 06/01/2015, (Insd. by MBIA)	500,000	568,370
Western Generation Agcy. of Oregon RRB, Wauna Cogeneration Proj.:
Ser. A, 5.00%, 01/01/2019	1,125,000	1,026,146
Ser. B:
5.00%, 01/01/2012	4,635,000	4,655,579
5.00%, 01/01/2013	2,855,000	2,819,855
5.00%, 01/01/2014	1,100,000	1,075,448

		24,039,698

GENERAL OBLIGATION – LOCAL 7.9%
Adams & Highland Cnty., OH Valley Local Sch. Dist. GO, 7.00%, 12/01/2015, (Insd. by MBIA)	2,000,000	2,291,340
El Paso Cnty., CO Sch. Dist. No. 011 GO:
6.50%, 12/01/2012	2,310,000	2,600,459
7.10%, 12/01/2013	2,000,000	2,349,680
El Paso Cnty., TX GO, 5.00%, 02/15/2024, (Insd. by MBIA)	1,795,000	1,763,982
Elk Grove, CA Unified Sch. Dist. Spl. Tax Refunding GO, Cmnty. Facs. Dist. Proj., 6.50%, 12/01/2024, (Insd. by AMBAC)	500,000	569,640
Foothill-De Anza, CA Cmnty. College Dist. GO, Ser. A, 5.00%, 08/01/2017, (Insd. by AMBAC)	5,000,000	5,271,600
Horry Cnty., SC Sch. Dist. GO, Ser. A, 5.00%, 03/01/2023, (Insd. by FSA & South Carolina Sch. Dist. Enhancement)	8,555,000	8,578,526
Kane & De Kalb Cnty., IL Cmnty. Unit Sch. Dist. No. 302 GO, Sch. Bldg.:
5.50%, 02/01/2025, (Insd. by FSA) #	1,265,000	1,293,146
5.50%, 02/01/2026, (Insd. by FSA) #	3,610,000	3,712,488
Kings, OH Local Sch. Dist. GO, 7.50%, 12/01/2016, (Insd. by FGIC)	1,000,000	1,177,650
Lakota, OH Local Sch. Dist. GO, 7.00%, 12/01/2009, (Insd. by AMBAC)	1,740,000	1,866,202
Larimer Cnty., CO Sch. Dist. No. 1 GO, 7.00%, 12/15/2016, (Insd. by MBIA)	2,250,000	2,706,840
Los Angeles, CA Univ. Sch. Dist. GO, Election of 2004, Ser. H, 5.00%, 07/01/2019, (Insd. by FSA)	7,000,000	7,293,860
Nassau Cnty., NY Refunding GO, Sewer Dist. Proj., Ser. B, 6.00%, 05/01/2014, (Insd. by FGIC)	695,000	776,475

2

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
New York, NY GO:
Ser. A1, 5.00%, 08/01/2022	$12,000,000	$11,781,960
Ser. G:
5.00%, 08/01/2020	10,000,000	10,047,700
5.00%, 12/01/2021	10,000,000	9,941,300
Niagara Falls, NY GO, Pub. Impt. Proj.:
7.50%, 03/01/2014, (Insd. by MBIA)	915,000	1,102,072
7.50%, 03/01/2016, (Insd. by MBIA)	750,000	929,076
Prince Georges Cnty., MD Cons. Pub. Impt. GO, Ser. A, 5.00%, 07/15/2020	10,240,000	10,560,410
Seattle, WA Refunding GO, 5.00%, 08/01/2021	2,000,000	2,032,140
Sunnyvale, TX Sch. Dist. GO, Sch. Bldg. Proj., 5.00%, 02/15/2027, (Gtd. by PSF)	5,495,000	5,343,998

		93,990,544

GENERAL OBLIGATION – STATE 2.9%
California GO:
5.00%, 10/01/2022	700,000	678,125
5.00%, 03/01/2026	10,465,000	9,929,087
5.50%, 11/01/2033	1,200,000	1,202,796
California Refunding GO, 5.00%, 08/01/2019	5,000,000	5,038,450
District of Columbia GO:
5.50%, 07/01/2019, (Insd. by FSA)	2,665,000	2,800,276
Gallery Place Proj., Ser. B, 5.50%, 06/01/2012, (Insd. by FSA)	710,000	736,540
New Jersey GO, 5.00%, 06/01/2024	10,000,000	9,911,400
Puerto Rico Refunding GO, Pub. Impt., Ser. C, 6.00%, 07/01/2013	1,000,000	1,009,010
Texas GO, College Student Loan, 5.25%, 08/01/2013	1,225,000	1,298,757
Washington GO, Ser. A, 6.75%, 02/01/2015	1,000,000	1,132,540

		33,736,981

HOSPITAL 16.9%
Alachua Cnty., FL Hlth. Facs. Auth. RB, Shands Teaching Hosp., Ser. A, 6.25%, 12/01/2016, (Insd. by MBIA)	4,000,000	4,417,360
Albany, NY Indl. Dev. Agcy. Civic Facs. RRB, St. Peters Hosp. Proj., Ser. A:
5.25%, 11/15/2032	4,500,000	4,004,100
5.75%, 11/15/2022	3,000,000	2,996,760
Camden Cnty., NJ Hlth. Care Redev Impt. Auth. RB, Cooper Hlth. Sys., Ser. A, 5.75%, 02/15/2034	5,000,000	4,492,300
Chatham Cnty., GA Hosp. Auth. RB, Mem. Hlth. Med. Ctr., Ser. A, 6.125%, 01/01/2024	2,000,000	1,908,260
Cherokee Nation of Oklahoma Hlth. Care Sys. RB, Ser. 2006:
4.10%, 12/01/2011, (Insd. by ACA)	950,000	930,335
4.30%, 12/01/2016, (Insd. by ACA)	2,150,000	1,969,658
4.60%, 12/01/2021, (Insd. by ACA)	2,900,000	2,431,679
Colorado Hlth. Facs. Auth. RB:
Hosp. Valley View Assn. Proj., 5.25%, 05/15/2042	10,730,000	9,017,814
Vail Valley Med. Ctr. Proj., 5.75%, 01/15/2022	1,770,000	1,743,291
Colorado Hlth. Facs. Auth. RRB:
Adventist Hlth. Sunbelt, Ser. D, 5.25%, 11/15/2027	12,000,000	11,418,960
Evangelical Lutheran Hlth. Facs., 5.25%, 06/01/2023	1,000,000	956,420
Cuyahoga Cnty., OH RRB, Cleveland Clinic Hlth. Sys., Ser. A, 5.50%, 01/01/2029	1,000,000	978,090
Denver, CO Hlth. & Hosp. Auth. Hlth. Care RRB, Ser. A:
4.75%, 12/01/2036	2,000,000	1,564,100
5.00%, 12/01/2016	2,000,000	1,960,980
5.00%, 12/01/2017	3,655,000	3,542,243
5.00%, 12/01/2019	1,030,000	972,969
5.00%, 12/01/2020	2,500,000	2,327,650
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth., Ser. C, 5.75%, 11/15/2032	5,000,000	5,033,300

3

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Halifax, FL Med. Ctr. RRB, Ser. A:
5.25%, 06/01/2018	$2,675,000	$2,624,924
5.25%, 06/01/2020	3,000,000	2,876,700
5.25%, 06/01/2021	3,000,000	2,848,560
5.25%, 06/01/2026	2,805,000	2,558,749
Huntsville, AL Hlth. Care Auth. RB, Ser. A, 5.75%, 06/01/2016	5,730,000	5,952,782
Illinois Hlth. Facs. Auth. RB, Edward Hosp.:
5.50%, 02/15/2013, (Insd. by FSA) ‡	2,685,000	2,841,030
5.50%, 02/15/2014, (Insd. by FSA) ‡	2,830,000	2,979,848
5.50%, 02/15/2015, (Insd. by FSA) ‡	1,735,000	1,839,319
5.50%, 02/15/2016, (Insd. by FSA) ‡	3,150,000	3,349,993
Illinois Hlth. Facs. Auth. RRB:
Ser. AA, 6.50%, 06/01/2012, (Insd. by MBIA)	1,750,000	1,964,830
Sherman Hlth. Sys., 5.25%, 08/01/2017, (Insd. by AMBAC)	1,000,000	1,011,540
Indiana Hlth. & Edl. Facs. Fin. Auth. Hosp. RRB, Clarian Hlth. Obl. Group B:
5.00%, 02/15/2020	3,000,000	2,882,430
5.00%, 02/15/2021	2,500,000	2,378,500
5.00%, 02/15/2022	8,750,000	8,229,725
Jacksonville, FL Hlth. Facs. Auth. Hosp. RB, Charity Obl. Group, Ser. C, 5.75%, 08/15/2012	4,300,000	4,498,488
Kent, MI Hosp. Fin. Auth. RB, Metro. Hosp. Proj., Ser. A, 6.25%, 07/01/2040	5,000,000	5,005,300
Maricopa Cnty., AZ IDA Hlth. Facs. RRB, Catholic Healthcare West, Ser. A, 5.00%, 07/01/2017	4,000,000	4,047,360
Marshall Cnty., AL Hlth. Care Auth. RB, Ser. A:
5.75%, 01/01/2015, (Liq.: Merrill Lynch & Co., Inc.)	1,350,000	1,408,833
5.75%, 01/01/2032, (Liq.: Merrill Lynch & Co., Inc.)	1,050,000	1,029,882
6.25%, 01/01/2022, (Liq.: Merrill Lynch & Co., Inc.)	1,000,000	1,032,250
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A, 5.25%, 08/15/2025, (Insd. by FHA & MBIA)	2,325,000	2,265,317
Mississippi Hosp. Equipment & Facs. Auth RRB, Baptist Mem. Hlth. Care, Ser. B-1, 5.00%, 09/01/2024	1,000,000	929,800
Monroe Cnty., PA Hosp. Auth. RB, Pocono Med. Ctr., 6.00%, 01/01/2043	1,000,000	1,116,950
Montgomery Cnty., OH Hosp. RRB, Kettering Med. Ctr., 6.25%, 04/01/2020, (Insd. by MBIA)	2,500,000	2,784,175
Oklahoma Indl. Auth. Hlth. Sys. RRB, Ser. A, 6.25%, 08/15/2015, (Insd. by MBIA)	1,160,000	1,227,848
Orange Cnty., FL Hlth. Facs. Auth. RRB:
Lakeside Alternatives, Inc., 6.50%, 07/01/2013	2,390,000	2,522,263
Orlando Regl. Hlth. Care Sys.:
Ser. C, 6.25%, 10/01/2016, (Insd. by MBIA)	2,310,000	2,529,473
Ser. D, 5.75%, 10/01/2012, (Insd. by MBIA)	8,010,000	8,338,891
Reno, NV Hlth. Facs. RRB, Catholic Healthcare West, Ser. A, 5.25%, 07/01/2031	10,000,000	9,181,100
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj.:
6.00%, 11/15/2030	10,480,000	9,825,838
6.00%, 11/15/2035	8,000,000	7,392,080
Steubenville, OH Hosp. Facs. RRB, Trinity Hlth., 6.50%, 10/01/2030	1,750,000	1,901,865
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RRB, Texas Hlth. Resources, Ser. A:
5.00%, 02/15/2021	5,000,000	4,819,700
5.00%, 02/15/2023	10,000,000	9,445,700
Vigo Cnty., IN Hosp. Auth. RB, Union Hosp., Inc., 5.70%, 09/01/2037	2,000,000	1,709,800
Washington Cnty., PA Hosp. Auth. RB, Monongahela Valley Hosp. Proj., 6.25%, 06/01/2022	750,000	775,808
Wichita, KS Hosp. Facs. Impt. RRB, Ser. 11, 6.75%, 11/15/2019	6,000,000	6,281,100
Wisconsin Hlth. & Edl. Facs. Auth. RB, Fort Healthcare, Inc. Proj., 6.10%, 05/01/2034	3,815,000	3,634,856

		200,709,876

HOUSING 7.1%
Aurora, CO Hsg. Auth. MHRB, 6th Ave. Proj., Ser. A, 5.70%, 12/01/2018, (LOC: U.S. Bancorp)	3,800,000	3,853,580
California HFA MHRB, Ser. B, 6.05%, 08/01/2016, (Insd. by AMBAC & FHA)	660,000	674,626

4

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
California Hsg. Fin. Agcy. SFHRB:
Ser. A-1, Class III, 5.70%, 08/01/2011, (Insd. by MBIA)	$80,000	$80,883
Ser. D:
4.40%, 02/01/2018, (Insd. by FGIC)	3,300,000	3,154,206
4.40%, 08/01/2018, (Insd. by FGIC)	3,310,000	3,143,871
Chicago, IL SFHRB, Ser. B, 6.95%, 09/01/2028, (Insd. by FHLMC, FNMA & GNMA)	40,000	41,188
Colorado HFA SFHRB:
Sr. Ser. A-1, 7.40%, 11/01/2027	10,000	10,170
Sr. Ser. D-2, 6.90%, 04/01/2029	490,000	509,909
Delaware Hsg. Auth. SFHRB, Ser. A, 6.70%, 01/01/2033	785,000	794,342
District of Columbia HFA SFHRB, Ser. B, 5.85%, 12/01/2018, (Insd. by FNMA & GNMA)	895,000	912,900
Escambia Cnty., FL HFA SFHRRB, Multi-Cnty. Program, Ser. A, 5.50%, 10/01/2021, (Insd. by FNMA & GNMA)	290,000	290,516
Georgia HFA SFHRB:
Ser. C, 4.90%, 12/01/2022	2,000,000	1,886,000
Sub. Ser. D-4, 5.65%, 06/01/2021	740,000	747,348
Georgia HFA SFHRRB, Sub. Ser. D-2, 5.50%, 06/01/2017	1,000,000	1,015,260
Heart of Texas Hsg. Fin. Corp. SFHRB, Ser. A, 5.30%, 05/01/2040, (Insd. by FHLMC, FNMA & GNMA)	2,969,243	2,857,362
Hillsborough Cnty., FL HFA SFHRB, Ser. A, 6.625%, 10/01/2029, (Insd. by GNMA)	575,000	582,107
Idaho Hsg. & Fin. Assn. SFHRB:
Sr. Ser. D, 6.30%, 07/01/2025	635,000	640,531
Sub. Ser. B-2, 6.00%, 07/01/2014	575,000	587,121
Idaho Hsg. Agcy. SFHRRB, Ser. C-1, 6.30%, 07/01/2011, (Insd. by FHA)	35,000	35,046
Indiana HFA SFHRB, Ser. A-2, 5.15%, 07/01/2017, (Insd. by FNMA & GNMA)	1,330,000	1,347,357
Kentucky Hsg. Corp. RRB, AMT, Ser. H, 4.80%, 07/01/2022	2,000,000	1,867,120
Maryland Cmnty. Dev. Admin. SFHRB, Dept. of Hsg. & Cmnty. Dev.:
Ser. A, 4.55%, 09/01/2022	5,000,000	4,554,200
Ser. P, 4.45%, 09/01/2021	2,500,000	2,284,675
Massachusetts Hsg. Fin. Agcy. MHRB, Ser. F, 5.125%, 12/01/2034	100,000	90,322
Minnesota Hsg. Fin. Agcy. SFHRB, 6.00%, 07/01/2022	2,545,000	2,573,020
Mississippi Home Corp. SFHRB:
Ser. B, 6.20%, 06/01/2030, (Insd. by FNMA & GNMA)	635,000	642,512
Ser. B-2, 4.375%, 12/01/2018, (Insd. by FHLMC, FNMA & GNMA)	5,865,000	5,524,713
Mississippi Home Corp. SFHRRB, Ser. B-2, 4.625%, 12/01/2023, (Insd. by FHLMC, FNMA & GNMA)	980,000	894,191
Missouri Hsg. Dev. Commission Mtge. SFHRB:
Ser. A-2, 6.30%, 03/01/2030, (Insd. by GNMA)	20,000	20,506
Ser. B:
6.25%, 09/01/2015, (Insd. by FNMA & GNMA)	50,000	50,599
6.45%, 09/01/2027, (Insd. by FNMA & GNMA)	230,000	232,965
New Hampshire HFA MHRB, Ser. I, 5.50%, 07/01/2017, (Liq.: Merrill Lynch & Co., Inc.)	5,940,000	6,073,353
New York Hsg. Fin. Agcy. MHRRB, Ser. B, 6.35%, 08/15/2023, (Insd. by AMBAC & HFA)	65,000	65,822
North Carolina Hsg. Fin. Agcy. Homeownership SFHRB:
Ser. 28-A, 4.65%, 07/01/2023	3,500,000	3,205,755
Ser. 29-A, 4.35%, 07/01/2017	1,000,000	967,120
Ohio Hsg. Fin. Agcy. MHRB, Uptown Towers Apts., Ser. F, 4.75%, 10/20/2015, (Insd. by GNMA)	545,000	548,303
Pinellas Cnty., FL HFA SFHRB, Multi-Cnty. Program, Ser. A-1, 5.95%, 03/01/2030, (Insd. by FNMA & GNMA)	760,000	768,238
South Carolina Hsg. Fin. & Dev. Auth. RB, Ser. A-2, 6.35%, 07/01/2019, (Insd. by FSA)	835,000	862,221
Suffolk, VA Redev. & Hsg. Auth. MHRB, Hope Vlg. Apts. Proj., 5.10%, 02/01/2014, (Insd. by FNMA)	855,000	877,546
Tennessee HDA RB, Homeownership Program, 4.70%, 07/01/2015, (Liq.: UBS Painewebber, Inc.)	970,000	982,911
Texas Dept. of Hsg. & Cmnty. Affairs SFHRB, Ser. B, 4.60%, 09/01/2016, (Insd. by FHMC, FNMA & GNMA)	1,585,000	1,573,651
Utah Hsg. Fin. Agcy. SFHRB:
Ser. C-2, 5.75%, 07/01/2021, (Insd. by FHA)	55,000	56,056
Ser. E-1, 5.375%, 07/01/2018, (Insd. by FHA)	90,000	91,460

5

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Virginia HDA Cmnwlth. Mtge. RB, Ser. A1:
4.75%, 04/01/2017	$2,900,000	$2,894,577
4.80%, 04/01/2018	3,000,000	2,953,470
4.80%, 10/01/2018	3,000,000	2,938,470
4.85%, 04/01/2019	3,100,000	3,024,081
4.85%, 10/01/2019	3,100,000	3,014,967
4.95%, 04/01/2021	3,300,000	3,177,636
Virginia HDA RB, Rental Hsg., Ser. D:
4.375%, 07/01/2018	3,025,000	2,867,760
4.50%, 07/01/2023	5,525,000	5,005,097
Wyoming CDA Hsg. RB, Ser. 3, 4.80%, 06/01/2016	465,000	468,525

		84,316,165

INDUSTRIAL DEVELOPMENT REVENUE 5.3%
Alaska Indl. Dev. & Export Auth. RB, Lake Dorothy Hydro-Electric Proj., 5.25%, 12/01/2021, (Insd. by AMBAC)	3,000,000	2,906,100
Charles City Cnty., VA IDA Solid Waste Disposal Facs. RRB, Waste Mgmt. of Virginia, Inc. Proj., 4.875%, 02/01/2009	1,000,000	1,007,360
Chelan Cnty., WA Dev. Corp. PCRRB, Alcoa, Inc. Proj., 5.85%, 12/01/2031	7,500,000	7,635,000
Chesterfield Cnty., VA IDA PCRB, Virginia Elec. & Power Co., Ser. B, 5.875%, 06/01/2017	1,500,000	1,578,000
Dickinson Cnty., MI Econ. Dev. Corp. RRB, Intl. Paper Co. Proj., Ser. A, 5.75%, 06/01/2016	4,050,000	4,098,276
Eastern Connecticut Resource Recovery Auth. Solid Waste RB, Wheelabrator Lisbon, Inc. Proj., Ser. A:
5.50%, 01/01/2014	6,315,000	6,314,684
5.50%, 01/01/2015	5,000,000	4,971,500
Erie Cnty., PA IDA Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A, 4.90%, 11/01/2009, (Gtd. by Intl. Paper Co.)	5,000,000	5,069,900
Indianapolis, IN Arpt. Auth. Spl. Facs. RRB, FedEx Proj., 5.10%, 01/15/2017, (Gtd. by FedEx)	10,000,000	9,820,400
Louisa, VA IDA Solid Waste & Sewer Disposal RB, Virginia Elec. & Power Co. Proj., FRN, Ser. A, 4.35%, 03/01/2031	4,000,000	4,051,720
Missouri Env. Impt. & Energy Resource Auth. PCRB, Revolving Fund, Ser. B, 7.20%, 07/01/2016	250,000	251,560
Monroe Cnty., GA PCRB, Oglethorpe Power Corp., Ser. A, 6.75%, 01/01/2010	1,000,000	1,053,490
New Hampshire Business Fin. Auth. PCRRB, Central Maine Power Co., 5.375%, 05/01/2014	1,300,000	1,347,151
New York, NY Indl. Dev. Agcy. RB, Japan Airlines Co. Proj., 6.00%, 11/01/2015, (Insd. by FSA)	60,000	60,805
Ohio Water Dev. Auth. Solid Waste RB, Allied Waste, Inc. Proj., Ser. A, 5.15%, 07/15/2015	3,000,000	2,714,670
Polk Cnty., FL IDA RB, Cargill Fertilizer, Inc. Proj., 5.50%, 11/01/2009	7,300,000	7,547,616
Selma, AL Indl. Dev. Board Env. Impt. RB, Intl. Paper Co. Proj., Ser. B, 6.70%, 03/01/2024	2,000,000	2,027,920

		62,456,152

LEASE 1.1%
Anaheim, CA Pub. Fin. Auth. Lease RRB, Pub. Impt. Proj., Ser. A-1, 5.00%, 09/01/2037	3,565,000	3,336,662
Charlotte, NC Refunding COP, Convention Facs. Proj.:
5.00%, 12/01/2021	2,485,000	2,475,035
5.00%, 12/01/2023	2,740,000	2,666,979
Collier Cnty., FL Sch. Board Refunding COP, 5.25%, 02/15/2021, (Insd. by FSA)	1,000,000	1,031,230
Houston, TX Water Conveyance Sys. COP, Ser. H, 7.50%, 12/15/2014, (Insd. by AMBAC)	1,000,000	1,197,860
Lawrence Township, IN Metro. Sch. Dist. RB, 6.875%, 07/05/2011, (Insd. by MBIA)	1,380,000	1,462,344
Pima Cnty., AZ IDA RRB, Lease Obl., Ser. A, 7.25%, 07/15/2010	390,000	401,969
Santa Ana, CA Fin. Auth. Lease RB, Police Admin. & Holding Facs. Proj., Ser. A, 6.25%, 07/01/2015, (Insd. by MBIA)	300,000	340,095

		12,912,174

MISCELLANEOUS REVENUE 4.7%
Agua Caliente Band Cahuilla Indians of California RB, 6.00%, 07/01/2018	1,000,000	974,400
Castle Rock, CO Golf Enterprise RRB, 5.10%, 12/01/2022	1,000,000	933,770
Commonwealth of Puerto Rico Infrastructure Funding Auth. RB, Ser. A, 5.50%, 10/01/2032	1,000,000	1,036,770
Hialeah Gardens, FL Hlth. Facs. Auth. RRB, Catholic Hlth. Svcs. Facs.:
5.00%, 08/15/2037, (LOC: SunTrust Banks, Inc.)	2,000,000	1,754,900
5.25%, 08/15/2031, (LOC: SunTrust Banks, Inc.)	3,000,000	2,789,820

6

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Hollywood, FL Cmnty. Redev. Agcy. RB, 5.125%, 03/01/2014	$3,935,000	$3,994,222
Los Angeles, CA Harbor Dept. RB:
5.00%, 08/01/2024, (Insd. by MBIA) ‡	3,955,000	3,657,220
5.00%, 08/01/2025, (Insd. by MBIA) ‡	4,050,000	3,745,068
5.00%, 08/01/2026, (Insd. by MBIA) ‡	2,260,000	2,089,840
Mashantucket Western Pequot Tribe Spl. RB, Sub. Ser. A:
5.50%, 09/01/2036	5,500,000	4,628,910
6.50%, 09/01/2031	2,000,000	1,988,080
Mediterra South Cmnty. Dev. Dist. of Florida Capital Impt. RB, Ser. A, 6.95%, 05/01/2031	2,710,000	2,740,000
New York Urban Dev. Corp. RB, Sub Lien, 5.50%, 07/01/2016	10,000,000	10,073,400
Palm Beach Cnty., FL Criminal Justice Facs. RB, 7.20%, 06/01/2015, (Insd. by FGIC)	3,000,000	3,613,200
Prairie Ctr. Metro. Dist. No. 3 of Colorado GO, Property Tax Supported Primary Impt., Ser. A, 5.40%, 12/15/2031	3,750,000	3,096,638
Puerto Rico Pub. Bldg. Auth. RB, Govt. Facs., Ser. D, 5.25%, 07/01/2027	270,000	249,893
Red River, TX Ed. Fin. RRB, Hockaday Sch. Proj., 5.00%, 05/15/2025	1,065,000	1,012,975
Seminole Tribe, FL Spl. Obl. RB, Ser. A, 5.75%, 10/01/2022	7,350,000	7,021,381

		55,400,487

POWER 1.9%
Alaska Energy Auth. Util. RRB, 6.60%, 07/01/2015, (Insd. by FSA)	15,000,000	17,572,350
Anchorage, AK Elec. Util. RRB, Sr. Lien, 8.00%, 12/01/2010, (Insd. by MBIA)	985,000	1,114,340
Arizona Agriculture Impt. & Power Dist. Elec. Sys. RRB, Salt River Proj., Ser. A, 5.00%, 01/01/2022	1,150,000	1,156,279
Chaska, MN Elec. RRB, Generating Facs., Ser. A, 5.25%, 10/01/2020	1,200,000	1,205,304
North Carolina Eastern Muni. Power Sys. Agcy. RRB:
Ser. C, 5.375%, 01/01/2017	1,000,000	1,021,900
Ser. D, 5.125%, 01/01/2023	500,000	480,620

		22,550,793

PRE-REFUNDED 10.9%
Chicago, IL Metro. Water Reclamation Dist. GO, 7.25%, 12/01/2012	1,500,000	1,752,360
Colorado Edl. & Cultural Facs. Auth. RB, Nashville Pub. Radio, 5.875%, 04/01/2022	1,000,000	1,093,700
Colorado Hlth. Facs. Auth. RB, Portercare Adventist Hlth. Sys. Hosp., 6.50%, 11/15/2023	4,000,000	4,486,280
Coral Gables, FL Hlth. Facs. Auth. Hosp. RB, Baptist Hlth. South Florida, 5.25%, 08/15/2024	5,000,000	5,454,600
Florida GO, Broward Cnty. Expressway Proj., 9.875%, 07/01/2009	2,215,000	2,342,207
Greenville Cnty., SC Sch. Dist. Installment Purchase RB, Building Equity Sooner for Tomorrow, 6.00%, 12/01/2021	4,500,000	5,037,705
Harrison Cnty., MS Wastewater Treatment Mgmt. Dist. RRB, Wastewater Treatment Facs., Ser. A, 8.50%, 02/01/2013, (Insd. by FGIC)	1,000,000	1,225,250
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys., Ser. D, 5.875%, 11/15/2029	10,000,000	11,176,900
Jacksonville, FL Trans. Auth. GO, 9.20%, 01/01/2015	3,580,000	4,422,911
Kern, CA High Sch. Dist. GO, Ser. C, 6.25%, 08/01/2010, (Insd. by MBIA)	545,000	587,565
Larimer Cnty., CO Sch. Dist. No. 1 GO, 5.50%, 12/15/2023, (Insd. by MBIA)	1,000,000	1,107,390
Massachusetts Water Pollution Abatement Trust RB, Ser. 9, 5.25%, 08/01/2028	6,815,000	7,423,784
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:
6.25%, 08/15/2014	2,765,000	3,087,150
6.25%, 08/15/2022	5,000,000	5,582,550
6.375%, 08/15/2027	3,000,000	3,364,920
6.50%, 08/15/2032	5,000,000	5,633,850
Metropolitan Trans. Auth. RB, New York Svcs. Contract:
Ser. 7, 5.625%, 07/01/2016	11,600,000	12,057,736
Ser. 8, 5.375%, 07/01/2021	1,000,000	1,095,130
New York, NY TFA RRB, Ser. B, 5.00%, 05/01/2030	35,000	37,489
Niagara Falls, NY GO, Pub. Impt. Proj., 7.50%, 03/01/2014, (Insd. by MBIA)	85,000	102,419
North Carolina Capital Facs. Fin. Agcy. RB, Duke Univ. Proj., Ser. A, 5.125%, 07/01/2042	2,000,000	2,148,460

7

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Orange Cnty., FL Hlth. Facs. Auth. RB:
Adventist Hlth. Sys.:
5.25%, 11/15/2018	$2,000,000	$2,166,140
6.25%, 11/15/2024	4,000,000	4,470,560
Ser. 3, 5.50%, 10/01/2008	5,785,000	5,866,279
Orange Cnty., FL Hlth. Facs. Auth. RRB, Ser. C, 6.25%, 10/01/2016, (Insd. by MBIA)	610,000	700,323
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, John F. Kennedy Mem. Hosp., Inc. Proj., Ser. C, 9.50%, 08/01/2013	1,595,000	1,872,052
Pasco Cnty., FL Hlth. Facs. Auth. Hosp. RB, Ser. 2, 5.60%, 10/01/2010	4,585,000	4,758,634
Pinellas Cnty., FL Hlth. Facs. Auth. RB, Baycare Hlth. Sys. Proj., 5.75%, 11/15/2029	10,000,000	11,091,900
Port Everglades, FL Port Impt. RB, 7.125%, 11/01/2016	2,915,000	3,350,851
Puerto Rico Pub. Bldg. Auth. RRB, Govt. Facs., Ser. D, 5.25%, 07/01/2027	730,000	779,158
South Carolina Jobs EDA Hosp. Facs. RB, Palmetto Hlth. Proj., Ser. C, 7.00%, 08/01/2030	825,000	962,816
South Carolina Jobs EDA Hosp. Facs. RRB, Palmetto Hlth., Ser. C, 7.00%, 08/01/2030	6,675,000	7,808,014
South Miami, FL Hlth. Facs. Auth. Hosp. RB, Baptist Hlth. South Florida Group Proj., 5.75%, 11/15/2033	5,000,000	5,512,800
Texas Muni. Power Agcy. RRB, 0.00%, 09/01/2015, (Insd. by MBIA) ¤	40,000	29,677
University of Colorado COP, Master Lease Agreement, Ser. A, 5.00%, 06/01/2033, (Insd. by AMBAC)	1,000,000	1,074,120

		129,663,680

PUBLIC FACILITIES 0.5%
Fulton Cnty., GA Facs. Corp. COP, Pub. Purpose Proj., 6.00%, 11/01/2014, (Insd. by AMBAC)	2,000,000	2,142,500
Southwestern Illinois Dev. Auth. RB, Local Govt. Program, Vlg. of Sauget Proj., 5.625%, 11/01/2026	4,600,000	3,943,856

		6,086,356

RESOURCE RECOVERY 0.4%
Amelia Cnty., VA IDA Solid Waste Disposal RRB, Waste Mgmt., Inc. Proj., 4.05%, 04/01/2027, (Gtd. by Waste Mgmt., Inc.)	4,000,000	3,999,520
Islip, NY Resource Recovery Agcy. RB, 1985 Facs., Ser. B, 7.25%, 07/01/2011, (Insd. by AMBAC)	100,000	111,247

		4,110,767

SALES TAX 1.8%
Metropolitan Atlanta Rapid Transit Auth. of Georgia RRB, Ser. P, 6.25%, 07/01/2011, (Insd. by AMBAC)	5,155,000	5,479,456
Orange Cnty., FL Sales Tax RRB, Ser. A, 5.125%, 01/01/2021, (Insd. by FGIC)	2,200,000	2,223,782
Santa Clara Valley, CA Trans. Auth. Sales Tax RRB, Measure A, Ser. A, 5.00%, 04/01/2032, (Insd. by AMBAC)	3,000,000	2,864,460
Wyandotte Cnty. & Kansas City, KS United Govt. Spl. Obl. RRB, Sales Tax, Second Lien, Area B, 5.00%, 12/01/2020	12,000,000	11,111,280

		21,678,978

SOLID WASTE 0.2%
Spokane, WA Regl. Solid Waste RRB, 6.50%, 01/01/2011	2,000,000	2,155,080

SPECIAL TAX 3.4%
Confluence Metro. Dist. of Colorado Tax Supported RB:
5.40%, 12/01/2027	4,000,000	3,386,560
5.45%, 12/01/2034	2,000,000	1,654,220
Coralville, IA COP, Ser. D, 5.25%, 06/01/2026	2,250,000	2,175,458
Jefferson Cnty., AL Ltd. Obl. Sch. Dist. RB, Ser. A:
5.00%, 01/01/2024	2,000,000	1,950,740
5.25%, 01/01/2020	6,000,000	6,144,900
Missouri Dev. Fin. Board Infrastructure Facs. RB, Independence-Centerpoint Proj., Ser. E:
5.00%, 04/01/2019	890,000	876,570
5.00%, 04/01/2020	975,000	950,791
5.125%, 04/01/2025	2,000,000	1,908,960
New York, NY TFA RB, Sub-Ser. A-1, 5.00%, 08/01/2020	10,000,000	10,258,100
Washington, DC Convention Ctr. Dedicated Tax RRB, Sr. Lien, Ser. A, 5.00%, 10/01/2018	11,090,000	11,255,795

		40,562,094

8

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
STUDENT LOAN 0.3%
Alaska Student Loan Corp. RB, Ser. A, 5.45%, 07/01/2016, (Insd. by AMBAC)	$1,000,000	$1,011,990
Massachusetts Ed. Fin. Auth. Loan RB, Ser. E, 5.30%, 01/01/2016, (Insd. by AMBAC)	1,445,000	1,474,131
NEBHELP, Inc. of Nebraska RB, Jr. Sub-Ser. A-6, 6.40%, 06/01/2013, (Insd. by MBIA)	580,000	597,447

		3,083,568

TOBACCO REVENUE 3.9%
Buckeye, OH Tobacco Settlement Fin. Auth. RB, Ser. A-2:
5.125%, 06/01/2024	8,000,000	7,412,000
5.75%, 06/01/2034	9,000,000	8,133,300
6.50%, 06/01/2047	20,000,000	19,690,400
Tobacco Settlement Fin. Corp. of New York RB, Ser. C-1, 5.50%, 06/01/2021	11,000,000	11,404,690

		46,640,390

TRANSPORTATION 6.2%
Florida Port Fin. Commission RB, Trans. Intermodal Program, 5.75%, 10/01/2014, (Insd. by FGIC)	4,185,000	4,320,720
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj.:
5.75%, 10/01/2024, (Insd. by ACA)	5,000,000	4,646,350
5.875%, 06/01/2025, (Insd. by ACA)	5,000,000	4,678,100
Massachusetts Bay Trans. Auth. Gen. Trans. Sys. RRB, Ser. B, 6.20%, 03/01/2016	2,125,000	2,391,305
Massachusetts Port Auth. RRB, Ser. A, 5.50%, 07/01/2016, (Insd. by MBIA)	1,000,000	1,017,060
Metropolitan Trans. Auth. RRB:
New York Svcs. Contract, Ser. A:
5.125%, 01/01/2029	1,000,000	969,420
5.75%, 01/01/2018	1,000,000	1,101,770
New York, Ser. F, 5.00%, 11/15/2035	5,000,000	4,727,550
New York Thruway Auth. Gen. RRB, Ser. H:
5.00%, 01/01/2021, (Insd. by MBIA)	5,000,000	5,093,100
5.00%, 01/01/2022, (Insd. by FGIC)	6,310,000	6,353,476
New York Thruway Auth. Hwy. & Bridge Trust Fund RRB, Ser. B-2, 5.00%, 04/01/2017, (Insd. by FGIC)	17,000,000	17,850,510
Orlando & Orange Cnty., FL Expressway Auth. RB, Jr. Lien:
6.50%, 07/01/2011, (Insd. by FGIC)	4,550,000	4,995,900
8.25%, 07/01/2015, (Insd. by FGIC)	2,960,000	3,740,078
Port Seattle, WA RB, Ser. B, 5.625%, 02/01/2024, (Insd. by MBIA)	1,000,000	977,650
South Carolina Trans. Infrastructure RB, Ser. A, 5.00%, 10/01/2019	5,000,000	5,046,700
Superior, WI Ltd. Obl. RB, Midwest Energy, Ser. E, 6.90%, 08/01/2021, (Insd. by FGIC)	5,000,000	5,923,750

		73,833,439

UTILITY 1.3%
Brownsville, TX Util. Sys. RRB, 6.25%, 09/01/2014, (Insd. by MBIA)	3,750,000	4,106,100
Gainesville, FL Util. Sys. RB, Ser. B, 6.50%, 10/01/2013	4,800,000	5,501,472
Lakeland, FL Elec. & Water RRB, Energy Sys., First Lien, Ser. C, 6.05%, 10/01/2010, (Insd. by FSA)	5,000,000	5,364,050

		14,971,622

WATER & SEWER 4.4%
Connecticut Dev. Auth. Water Facs. RB, 6.15%, 04/01/2035, (Insd. by AMBAC)	1,000,000	1,011,670
Dallas, TX Waterworks & Sewer Sys. RRB, 4.50%, 10/01/2019, (Insd. by AMBAC)	10,000,000	9,809,300
Detroit, MI Sewer Disposal RRB, Sr. Lien, Ser. A, 5.00%, 07/01/2023, (Insd. by FSA)	3,000,000	3,003,960
Detroit, MI Sewer Disposal Sys. RB, Second Lien, Ser. B, 5.00%, 07/01/2036, (Insd. by FGIC & MBIA)	9,500,000	8,990,515
New York Env. Facs. Corp. PCRB:
5.875%, 06/15/2014	445,000	460,935
Ser. E, 6.875%, 06/15/2010	285,000	287,950
New York, NY Muni. Water Fin. Auth. Water & Sewer Sys. RB, Ser. B, 6.00%, 06/15/2033	375,000	401,768
New York, NY Water Fin. Auth. RRB, Water & Sewer Sys., Ser. C, 5.00%, 06/15/2027	10,080,000	9,895,738
North Springs, FL Water & Sewer RRB, Ser. B, 6.50%, 10/01/2016, (Insd. by MBIA)	1,335,000	1,338,858
Phoenix, AZ Civic Impt. Corp. Water Sys. RRB, Jr. Lien, 5.25%, 07/01/2018, (Insd. by FGIC)	1,000,000	1,058,430
Seattle, WA RRB, Drain & Wastewater, 5.00%, 07/01/2028, (Insd. by FGIC)	7,455,000	7,097,905
Tucson, AZ Water RRB, 5.50%, 07/01/2017, (Insd. by FGIC)	2,250,000	2,398,320

9

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Viera East, FL CDD RRB, Water Mgmt. Proj.:
5.75%, 05/01/2020, (Insd. by MBIA)	$2,020,000	$2,181,055
5.75%, 05/01/2021, (Insd. by MBIA)	2,140,000	2,288,430
5.75%, 05/01/2022, (Insd. by MBIA)	2,265,000	2,397,978

		52,622,812

Total Municipal Obligations (cost $1,206,981,350)		1,180,264,664

	Shares	Value

SHORT-TERM INVESTMENTS 1.1%
MUTUAL FUND SHARES 1.1%
Evergreen Institutional Municipal Money Market Fund, Class I, 2.90% q ø ## (cost $12,201,108)	12,201,108	12,201,108

Total Investments (cost $1,219,182,458) 100.6%		1,192,465,772
Other Assets and Liabilities (0.6%)		(6,597,260)

Net Assets 100.0%		$1,185,868,512

#	When-issued or delayed delivery security
‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from accretion of discount at acquisition.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
CDA	Community Development Authority
CDD	Community Development District
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PSF	Permanent School Fund
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SFHRRB	Single Family Housing Refunding Revenue Bond
TFA	Transitional Finance Authority

10

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)

The following table shows the percent of total investments by geographic location as of February 29, 2008:

Florida	15.2%
New York	10.5%
Texas	7.0%
Colorado	5.4%
California	4.7%
South Carolina	4.7%
Ohio	4.2%
Virginia	3.7%
Indiana	3.5%
Alabama	3.0%
Maryland	2.9%
Michigan	2.8%
Georgia	2.4%
Washington	2.4%
Illinois	2.1%
New Jersey	2.1%
Alaska	1.9%
Minnesota	1.8%
Arizona	1.7%
District of Columbia	1.5%
Kansas	1.5%
Nevada	1.5%
North Carolina	1.5%
Connecticut	1.4%
Pennsylvania	1.4%
Massachusetts	1.2%
Oklahoma	0.9%
Mississippi	0.8%
Missouri	0.8%
Oregon	0.8%
Wisconsin	0.8%
New Hampshire	0.6%
Delaware	0.5%
New Mexico	0.4%
Puerto Rico	0.3%
Vermont	0.3%
Kentucky	0.2%
Iowa	0.2%
Idaho	0.1%
Arkansas	0.1%
Nebraska	0.1%
Tennessee	0.1%
Non-state specific	1.0%

100.0%

As of February 29, 2008, the Fund had the following Floating-Rate Notes outstanding:

		Collateral for
	Range of	Floating-Rate
Floating-Rate Notes Amount	Interest Rates	Notes Oustanding

$9,655,000	2.07%-2.80%	$20,502,318

On of February 29, 2008, the aggregate cost of securities for federal income tax purposes was $1,219,248,485. The gross unrealized appreciation and depreciation on securities based on tax cost was $23,963,459 and $50,746,172, respectively, with a net unrealized depreciation of $26,782,713.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

11

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

February 29, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATION 97.1%
AIRPORT 8.5%
Atlanta, GA Arpt. RRB, Ser. C, 6.25%, 01/01/2014	$3,390,000	$3,522,752
Chicago, IL O’Hare Intl. Arpt. RRB, Third Lien, Ser. B, 5.25%, 01/01/2014, (Insd. by FGIC)	2,000,000	2,106,560
Dallas & Fort Worth, TX Intl. Arpt. RRB, Ser. A, 5.875%, 11/01/2017	4,000,000	4,114,840
Denver, CO City & Cnty. Arpt. RRB, Ser. D, 5.00%, 11/15/2010, (Insd. by FSA)	1,000,000	1,043,770
Hillsborough Cnty., FL Aviation Auth. RB, Tampa Intl. Arpt., 5.25%, 10/01/2010, (Insd. by MBIA)	4,000,000	4,157,920
Memphis-Shelby Cnty., TN Arpt. Auth. Spl. Facs. RB, FedEx Corp., 5.00%, 09/01/2009	3,000,000	3,067,200
San Antonio, TX Arpt. Sys. RB:
5.50%, 07/01/2009, (Insd. by FGIC)	1,280,000	1,308,160
5.50%, 07/01/2010, (Insd. by FGIC)	1,410,000	1,461,324

		20,782,526

COMMUNITY DEVELOPMENT DISTRICT 4.6%
Arizona Watson Road Cmnty. Facs. Dist. Spl. Assmt. RB:
5.10%, 07/01/2012	1,230,000	1,229,151
5.20%, 07/01/2013	1,300,000	1,294,995
5.30%, 07/01/2014	1,470,000	1,458,975
5.40%, 07/01/2015	1,050,000	1,037,421
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.25%, 07/01/2010	1,052,000	1,074,439
Henderson, NV Local Impt. Dist. RB:
4.50%, 03/01/2010	1,555,000	1,519,531
4.70%, 09/01/2012	1,755,000	1,680,079
5.00%, 09/01/2013	2,215,000	2,103,475

		11,398,066

CONTINUING CARE RETIREMENT COMMUNITY 11.2%
Bexar Cnty., TX Hlth. Facs. Dev. Corp. RRB, Army Retirement Residence Proj., 5.00%, 07/01/2011	605,000	615,557
Fulton Cnty., GA Residential Care Facs. RB, First Mtge. Lenbrook Proj., Ser. A, 5.00%, 07/01/2017	4,500,000	4,076,550
Harris Cnty., TX Hosp. Dist. RRB, Sr. Lien, Ser. A, 5.00%, 02/15/2015	1,075,000	1,110,561
Health Facs. Dev. Corp. of Central Texas RB, Legacy at Willow Bend Proj., Ser. A:
5.25%, 11/01/2013	1,100,000	1,058,937
5.25%, 11/01/2014	1,195,000	1,141,464
5.25%, 11/01/2015	650,000	614,777
5.25%, 11/01/2016	500,000	458,235
Iowa Fin. Auth. Sr. Living Facs. RB, Deerfield Retirement Cmnty., Inc. Proj., Ser. A, 5.00%, 11/15/2015	2,460,000	2,312,572
Maryland Hlth. & Higher Edl. Facs. Auth. RB, King Farm Presbyterian Cmnty. Proj., Ser. B, 4.75%, 01/01/2013	8,000,000	7,693,360
Massachusetts Dev. Fin. Agcy. RB, Orchard Cove Proj., 5.00%, 10/01/2017	1,325,000	1,224,817
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RB:
Air Force Vlg. Obl. Group Proj., 5.00%, 05/15/2013	1,000,000	1,017,820
Buckner Retirement Svcs., Inc. Proj., 5.00%, 11/15/2014	1,070,000	1,077,982
Northwest Sr. Hsg. Edgemere Proj., Ser. A:
5.75%, 11/15/2011	1,000,000	995,290
5.75%, 11/15/2013	1,165,000	1,138,345
Washington Hsg. Fin. Nonprofit Cmnty. RB, Skyline At First Hill Proj., Ser. B, 5.10%, 01/01/2013	3,000,000	2,900,010

		27,436,277

EDUCATION 1.7%
New York Dorm. Auth. RB, Ser. C, 7.375%, 05/15/2010, (Insd. by MBIA)	3,030,000	3,166,956
Newberry Cnty., SC RB, Investing in Children’s Ed. Sch. Dist. Proj., 5.25%, 12/01/2014	1,000,000	1,019,270

		4,186,226

ELECTRIC REVENUE 3.3%
Oregon Western Generation Agcy. RB, Wauna Cogeneration Proj., Ser. A, 5.00%, 01/01/2016	1,390,000	1,339,265
Sikeston, MO Elec. RRB, 6.20%, 06/01/2010, (Insd. by MBIA)	6,370,000	6,578,044
Washington Pub. Power Supply Sys. RB, Nuclear Proj. No. 1, Ser. B, 7.25%, 07/01/2009	250,000	257,888

		8,175,197

1

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL 5.9%
Lamar, TX Cons. Independent Sch. Dist. Refunding GO, Schoolhouse Proj., 5.00%, 02/15/2019, (Gtd. by PSF)	$3,850,000	$3,967,117
Pittsburgh, PA Refunding GO, Ser. B, 5.00%, 09/01/2014	5,225,000	5,602,036
Shelby Cnty., TN Refunding GO, Ser. A, 5.00%, 03/01/2014	5,000,000	5,007,950

		14,577,103

GENERAL OBLIGATION – STATE 4.4%
California Refunding GO, 5.00%, 11/01/2015	2,000,000	2,103,500
Missouri Hsg. Dev. GO, Home Ownership Loan Program, Ser. B, 5.80%, 09/01/2035, (Insd. by FNMA & GNMA)	2,605,000	2,692,502
Ohio Common Schs. GO, Ser. A, 5.00%, 06/15/2013	5,625,000	6,049,519

		10,845,521

HOSPITAL 16.1%
Akron, Bath and Copley Townships, OH Akron Gen. Hlth. Sys. RB, Ser. A:
5.00%, 01/01/2014	500,000	511,395
5.00%, 01/01/2015	500,000	507,195
Birmingham, AL Baptist Med. Ctr., Spl. Care Facs. Fin. Auth. RB, Baptist Hlth. Sys., Inc., Ser. A, 5.00%, 11/15/2014	4,330,000	4,269,077
California Hlth. Facs. Fin. Auth. RB, Catholic Hlth. Care West, Ser. H, 4.45%, 07/01/2026	2,985,000	3,032,999
Cape Girardeau Cnty., MO IDRB, St. Francis Med. Ctr., Ser. A:
5.00%, 06/01/2008	1,000,000	1,004,800
5.00%, 06/01/2009	1,035,000	1,054,530
Colorado Hlth. Facs. Auth. RB:
Catholic Hlth. Initiatives, Ser. A, 5.00%, 03/01/2010	1,125,000	1,169,077
Parkview Med. Ctr. Proj., 5.75%, 09/01/2008	500,000	506,205
Florida Halifax Hosp. Med. Ctr. RB, Ser. A:
5.25%, 06/01/2015	1,155,000	1,168,098
5.25%, 06/01/2016	1,000,000	1,001,240
Gregg Cnty., TX Hlth. Facs. Dev. Corp. RB, Good Shepherd Med. Ctr. Proj., Ser. A, 5.75%, 10/01/2008	2,710,000	2,742,601
Henderson, NV Hlth. Care Facs. RB, Catholic Hlth. Care West, Ser. B, 5.00%, 07/01/2013	2,000,000	2,063,160
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Hosp., Ser. I, 5.00%, 11/15/2029	4,000,000	4,142,160
Huntsville, AL Hlth. Care Auth. RB, Ser. A:
4.60%, 06/01/2008	1,040,000	1,043,671
4.75%, 06/01/2009	1,085,000	1,100,830
Illinois Hlth. Facs. Auth. RB, Passavant Mem. Area Hosp., 5.50%, 10/01/2009	235,000	241,557
Indiana Hlth. Facs. Fin. Auth. RB, Ascension Hlth.:
Ser. A, FRN, 5.00%, 11/01/2027	1,500,000	1,557,300
Ser. F, 5.50%, 11/15/2010	1,000,000	1,056,950
Klamath Falls, OR Intercommunity Hosp. Auth. RB, Merle West Med. Ctr. Proj., 5.00%, 09/01/2008	200,000	201,476
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RRB, 5.00%, 11/01/2014	500,000	515,695
Monroe Cnty., PA Hosp. Auth. RB, Pocono Med. Ctr. Proj., 5.50%, 01/01/2009, (Insd. by Radian Group, Inc.)	325,000	329,934
Royal Oak, MI Hosp. Fin. Auth. RB, William Beaumont Hosp. Proj., 6.25%, 01/01/2010	3,970,000	4,180,728
South Miami, FL Hlth. Facs. Auth. RB, Baptist Hlth. South Florida Group Proj., 5.00%, 08/15/2014	1,500,000	1,568,385
Tyler, TX Hlth. Facs. Dev. Corp. RB, Mother Frances Hosp., 5.00%, 07/01/2009	3,630,000	3,684,268
West Shore, PA Area Hosp. Auth. RB, Holy Spirit Hosp. Proj., 5.00%, 01/01/2009	965,000	974,100

		39,627,431

HOUSING 5.6%
District of Columbia Mtge. Fin. Agcy. SFHRB, Ser. B, 5.625%, 06/01/2035	2,835,000	2,919,001
Escambia Cnty., FL SFHRB, Multi-Cnty. Program, Ser. A, 5.00%, 10/01/2012, (Insd. by FNMA & GNMA)	730,000	746,418
Maine Hsg. Auth. RB, Ser. A-2, 4.55%, 11/15/2026	885,000	887,443
Nevada Hsg. Division SFHRB:
Ser. A-2, 5.75%, 04/01/2032	240,000	241,891
Ser. C-2, 5.40%, 04/01/2031	355,000	357,236
New Mexico Mtge. Fin. Auth. RB, 6.25%, 07/01/2029, (Insd. by FNMA)	1,315,000	1,359,828

2

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
North Dakota HFA RB, Hsg. Fin. Program, Ser. A, 5.70%, 07/01/2030	$175,000	$176,363
Oklahoma HFA SFHRB:
Ser. B-1, 6.80%, 09/01/2016, (Insd. by FNMA & GNMA)	90,000	92,635
Ser. B-2, 6.80%, 09/01/2026, (Insd. by FNMA & GNMA)	290,000	297,418
Oregon Hsg. & Cmnty. Svcs. Dept. SFHRB:
Ser. H, 5.125%, 01/01/2029	35,000	35,483
Ser. J, 4.70%, 07/01/2030	1,035,000	1,039,844
Pinellas Cnty., FL HFA RB, Multi-Cnty. Program, Ser. B, 6.20%, 09/01/2034, (Insd. by FNMA & GNMA)	825,000	841,954
South Dakota HDA RB, Homeownership Mtge. Program, Ser. F, 5.25%, 05/01/2028	4,055,000	4,118,866
Wisconsin Hsg. & EDA RB, Homeownership Mtge. Program, Ser. B, 5.75%, 03/01/2022, (Insd. by MGIC)	645,000	655,636

		13,770,016

INDUSTRIAL DEVELOPMENT REVENUE 15.6%
Burke Cnty., GA Dev. Auth. PCRB, Georgia Power Plant Vogtle Proj., FRN, 4.45%, 01/01/2032	6,325,000	6,413,676
Forsyth, MT PCRB, Avista Corp., Ser. A, 5.00%, 10/01/2032, (Insd. by AMBAC)	2,400,000	2,444,040
Gulf Coast of Texas IDRB, Cinergy Solutions Proj., FRN, 5.50%, 05/01/2039, (Gtd. by Cinergy Corp.)	9,000,000	9,000,000
Hodgkins, IL Env. Impt. RB, Metro. Biosolids Mgmt., LLC. Proj., 5.75%, 11/01/2009	1,945,000	1,958,985
Indiana Dev. Fin. Auth. RB, Waste Mgmt., Inc. Proj., 4.70%, 10/01/2031	1,250,000	1,198,300
Louisa, VA IDA PCRB, Virginia Elec. & Power Co. Proj., 5.25%, 12/01/2008	1,000,000	1,006,990
Louisa, VA IDA Solid Waste & Sewer Disposal RB, Virginia Elec. & Power Co. Proj., FRN, Ser. A, 4.35%, 03/01/2031	3,000,000	3,038,790
New York Env. Facs. Corp. RB, Waste Mgmt. Proj., Ser. A, 4.55%, 05/01/2012	3,000,000	2,991,930
Polk Cnty., FL IDA RB, Cargill Fertilizer, Inc. Proj., 5.50%, 11/01/2009	6,000,000	6,203,520
Richland Cnty., SC Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A, 4.60%, 09/01/2012	1,500,000	1,493,370
Yavapai Cnty., AZ IDA Solid Waste Disposal RB, Waste Mgmt., Inc. Proj., Ser. A-2, FRN, 4.45%, 03/01/2028 #	2,500,000	2,484,225

		38,233,826

PRE-REFUNDED 5.9%
California Hlth. Facs. Fin. Auth. RB, Catholic West Hlth. Care, Ser. H, 4.45%, 07/01/2026	265,000	275,656
California Pollution Ctl. Fin. Auth. RB, North Cnty. Recycling Ctr., Ser. A, 6.75%, 07/01/2011	355,000	377,968
Dallas, TX Area Rapid Trans. RB, Sr. Lien, 5.00%, 12/01/2031	6,760,000	7,184,595
Medical Univ. of South Carolina Hosp. Facs. RB, Ser. A, 6.00%, 08/15/2012	1,950,000	2,157,168
New York Dorm. Auth. RB, City Univ. Sys. Cons. Proj., Ser. D, 7.00%, 07/01/2009	2,345,000	2,418,727
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.75%, 07/01/2020	430,000	447,733
Washington Pub. Power Supply Sys. RB, Nuclear Proj. No. 1, Ser. B, 7.25%, 07/01/2009	1,610,000	1,664,676

		14,526,523

SALES TAX 1.1%
Confluence Metro. Dist. of Colorado RB, 5.25%, 12/01/2017	2,000,000	1,798,500
Coralville, IA Urban Renewal Tax Increment RB, Ser. C:
5.00%, 06/01/2010	500,000	509,755
5.00%, 06/01/2014	500,000	505,580

		2,813,835

SOLID WASTE 1.5%
Northeast Maryland Waste Disposal Auth. RRB, 5.50%, 04/01/2010, (Insd. by AMBAC)	3,500,000	3,653,370

SPECIAL TAX 2.6%
Allegheny Cnty., PA Redev. Auth. RB, Waterfront Proj., Ser. A, 5.875%, 12/15/2010	1,605,000	1,669,039
Wyandotte Cnty. & Kansas City, KS Unified Govt. Spl. Obl. RRB, Ser. B, 4.75%, 12/01/2016	5,000,000	4,829,350

		6,498,389

TRANSPORTATION 5.8%
Buffalo & Fort Erie, NY Pub. Bridge Auth. Toll Sys. RRB, FRN, 4.00%, 01/01/2025	1,500,000	1,536,315
E-470 Pub. Hwy. Auth. of Colorado RB, Ser. C, 5.00%, 09/01/2011, (Insd. by MBIA)	7,250,000	7,329,895
Texas Trans. Commission RB, First Tier, 5.00%, 04/01/2016	5,000,000	5,344,250

		14,210,460

3

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY 3.3%
Houston, TX Util. Sys. RRB, Combined First Lien, Ser. B, 5.00%, 11/15/2015	$3,965,000	$4,183,353
North Texas Hlth. Facs. Dev. Corp. Hosp. RB, United Regl. Hlth. Care Sys. Hosp., 5.00%, 09/01/2017	850,000	881,705
Roseville, CA RB, Natural Gas Financing Auth. RB:
5.00%, 02/15/2014	2,000,000	2,027,000
5.00%, 02/15/2015	1,000,000	1,002,480

		8,094,538

Total Municipal Obligations (cost $241,115,573)		238,829,304

	Shares	Value

SHORT-TERM INVESTMENTS 2.1%
MUTUAL FUND SHARES 2.1%
Evergreen Institutional Municipal Money Market Fund, Class I, 2.90% q ø ## (cost $5,246,671)	5,246,671	5,246,671

Total Investments (cost $246,362,244) 99.2%		244,075,975
Other Assets and Liabilities 0.8%		1,875,793

Net Assets 100.0%		$245,951,768

#	When-issued or delayed delivery security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
MGIC	Mortgage Guaranty Insurance Corp.
PCRB	Pollution Control Revenue Bond
PSF	Permanent School Fund
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

4

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)

The following table shows the percent of total investments by geographic location as of February 29, 2008:

Texas	21.7%
Florida	8.1%
California	6.6%
Georgia	5.7%
Maryland	5.0%
Missouri	4.6%
New York	4.1%
Pennsylvania	3.5%
Tennessee	3.3%
Nevada	3.2%
Arizona	3.1%
Ohio	2.9%
Alabama	2.6%
South Carolina	2.1%
Kansas	2.0%
Washington	2.0%
Colorado	1.9%
Illinois	1.8%
Michigan	1.7%
South Dakota	1.7%
Virginia	1.7%
Indiana	1.6%
Iowa	1.4%
District of Columbia	1.2%
Oregon	1.1%
Montana	1.0%
New Mexico	0.6%
Massachusetts	0.5%
Maine	0.4%
Wisconsin	0.3%
Puerto Rico	0.2%
Oklahoma	0.2%
North Dakota	0.1%
Non-state specific	2.1%

100.0%

On February 29, 2008, the aggregate cost of securities for federal income tax purposes was $246,362,244. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,547,236 and $3,833,505, respectively, with a net unrealized depreciation of $2,286,269.

Valuation of investments
Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

When-issued and delayed delivery transactions
The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

5

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

February 29, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 93.1%
AIRPORT 17.9%
Broward Cnty., FL Arpt. Sys. RB, Ser H-1, 5.25%, 10/01/2010, (Insd. by AMBAC)	$1,730,000	$1,761,157
Broward Cnty., FL Arpt. Sys. RRB, Ser. E, 5.25%, 10/01/2012, (Insd. by AMBAC)	4,000,000	4,064,800
Chicago, IL Midway Arpt. RB, Ser. B, 5.625%, 01/01/2029	340,000	328,443
Chicago, IL O’Hare Intl. Arpt. RB, Ser. A:
5.50%, 01/01/2016	9,260,000	9,314,264
5.60%, 01/01/2009	500,000	500,300
5.60%, 01/01/2010	2,000,000	2,001,200
5.625%, 01/01/2012	3,000,000	3,001,830
5.625%, 01/01/2013	1,100,000	1,100,671
5.625%, 01/01/2015	5,430,000	5,433,312
Dade Cnty., FL Aviation RRB, Miami Intl. Arpt., Ser. A, 5.375%, 10/01/2009	1,030,000	1,042,103
Dallas, TX RB, Fort Worth Intl. Arpt., Ser. A, 6.00%, 11/01/2028	435,000	436,244
Delaware Cnty., IN RRB, Edit Corp. Lease Rental, 5.00%, 12/01/2012	295,000	298,328
Houston, TX Arpt. Sys. RB:
Spl. Facs.:
Ser. A, 6.00%, 07/01/2014	5,030,000	5,122,099
Ser. B, 5.25%, 07/01/2014	350,000	355,345
Sub Lien:
Ser. A:
5.625%, 07/01/2021	4,410,000	4,434,034
6.00%, 07/01/2012	3,960,000	4,032,508
Ser. B, 5.25%, 07/01/2015	1,250,000	1,269,088
Kenton Cnty., KY Arpt. Board RB, Cincinnati/Northern Kentucky Intl. Arpt., Ser. B, 5.60%, 03/01/2009	280,000	280,042
Kenton Cnty., KY Arpt. Board RRB, Cincinnati/Northern Kentucky Intl. Arpt., Ser. A, 6.30%, 03/01/2015	14,000,000	14,142,380
Lee Cnty., FL Arpt. RB, AMT, Ser. A, 6.00%, 10/01/2032, (Insd. by FSA)	4,400,000	4,426,752
Massachusetts Port Auth. RB:
Ser. B, 5.50%, 07/01/2015	750,000	767,933
US Airways Proj.:
5.25%, 09/01/2011	1,480,000	1,486,260
5.25%, 09/01/2012	1,535,000	1,541,493
5.25%, 09/01/2013	1,610,000	1,616,810
5.75%, 09/01/2016	4,325,000	4,346,625
Ser. A:
5.875%, 09/01/2023, (Insd. by MBIA)	5,615,000	5,598,043
6.00%, 09/01/2021, (Insd. by MBIA)	2,700,000	2,713,473
Oklahoma City, OK Arpt. Trust, 5.50%, 02/01/2012, (Insd. by AMBAC)	85,000	85,133
Orange Cnty., CA Arpt. RRB, 5.50%, 07/01/2011	500,000	510,790
Parke Cnty., IN Jail Bldg. Corp. First Mtge. RB, 5.60%, 01/15/2013	235,000	240,156
Port Grays Harbor, WA RRB, TCR, 6.125%, 12/01/2017, (Insd. by AMBAC)	2,630,000	2,697,565
San Francisco, CA City & Cnty. Fin. Corp. RB, Emergency Communications, 5.40%, 04/01/2015	100,000	100,176

		85,049,357

COMMUNITY DEVELOPMENT DISTRICT 0.4%
California Statewide CDA COP, 5.30%, 12/01/2015	400,000	418,636
Crossings at Fleming Island CDD Florida RB, Ser. A, 5.60%, 05/01/2012	1,445,000	1,518,782

		1,937,418

CONTINUING CARE RETIREMENT COMMUNITY 1.6%
Allegany Cnty., MD IDRB, Moran Manor Care Ctr., 12.45%, 02/01/2027	855,000	1,004,924
California CDA COP, SAVRS, Eskaton Properties, Inc., 9.75%, 05/15/2029	100,000	100,000
Clarksville, IN RRB, SAVRS, Retirement Hsg. Foundation, 9.30%, 12/01/2025	2,000,000	2,000,000
Crossville, TN Hlth. & Ed. Board RRB, Century Place Hlth. Ctr. Proj., Ser. A, 7.75%, 06/01/2013	450,000	450,356
Kentucky EDFA RRB, SAVRS, Retirement Hsg. Foundation, 9.30%, 12/01/2028	950,000	950,000
Massachusetts Hlth. & Edl. Facs. Auth. RB, 7.20%, 07/01/2009	10,000	10,034

1

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
CONTINUING CARE RETIREMENT COMMUNITY continued
Piedmont, NC HDA First Mtge. RRB, Nash Grove Manor, Inc., 8.00%, 01/01/2013	$500,000	$500,325
South Carolina Jobs EDA RB, Ebenezer Nursing Home, Inc., 6.90%, 01/20/2037	2,160,000	2,288,499
Wataga, IL Hlth. Facs. RB, First Humanics Corp., 10.00%, 09/01/2016 • +	1,000,000	460,000

		7,764,138

EDUCATION 4.9%
Botkins, OH Sch. Dist. RB, Ser. A, 7.20%, 12/01/2009	105,000	105,365
California Edl. Facs. Auth. RB, College & Univ. Proj., 5.50%, 03/01/2011	440,000	445,205
California Galt Schools Joint Powers Auth. RRB, High Sch. & Elementary Sch., Ser. A, 5.875%, 11/01/2024, (Insd. by MBIA)	1,000,000	1,022,800
California Pub. Works Board Lease RB:
California Cmnty. College Proj.:
Ser. A:
5.375%, 03/01/2010	150,000	150,270
5.625%, 03/01/2016	5,035,000	5,045,171
Ser. D, 5.375%, 03/01/2010	200,000	200,394
California State Univ. Proj.:
Ser. A, 5.25%, 12/01/2013	100,000	100,165
Ser. C:
5.25%, 10/01/2013	100,000	102,157
5.375%, 10/01/2016	500,000	510,840
5.40%, 10/01/2022	700,000	707,721
California Pub. Works Board Lease RRB:
California Cmnty. College Proj., Ser. B, 5.625%, 03/01/2016	200,000	200,404
California State Univ. Proj., Ser. A, 5.40%, 12/01/2016	1,050,000	1,072,795
Central Texas College Dist. Bldg. RB, 4.625%, 05/15/2009	100,000	100,126
Florida Agricultural & Mechanical Univ. RB, 6.50%, 07/01/2023	445,000	450,340
Kane Cnty., IL Sch. Dist. Refunding GO, No. 129 Aurora West Side, 5.50%, 02/01/2011	265,000	265,397
Lafayette Parish, LA Sch. Board RB, Ser. B, 5.00%, 04/01/2012, (Insd. by FGIC)	550,000	550,726
Leander, TX Independent Sch. Dist. GO, 0.00%, 08/15/2028 ¤	22,055,000	6,077,696
Massachusetts Edl. Fin. Auth. RB:
Ser. A, 4.875%, 01/01/2011	405,000	412,221
Ser. E, 4.50%, 01/01/2009	920,000	923,938
Metropolitan Govt. of Nashville & Davidson Cnty., TN Hlth., Ed., & Hsg. Facs. Board RRB,
Vanderbilt Univ., Ser. A, 5.375%, 07/01/2014	1,000,000	1,011,920
Midlothian, TX Independent Sch. Dist. RB, 0.00%, 02/15/2018 ¤	5,000	2,714
Ohio Higher Edl. Fac. Cmnty. RB, Unrefunded Balance, Univ. of Dayton Proj., 5.30%, 12/01/2012	630,000	637,289
Perris, CA Unified High Sch. Dist. RB, 2003 Sch. Financing Proj., 6.00%, 10/01/2030	200,000	215,730
Saddleback Cmnty. College Dist., California COP, 1996 Capital Impt. Fin. Proj.:
5.50%, 06/01/2015	250,000	251,393
5.50%, 06/01/2021	225,000	225,747
St. Joseph Cnty., IN Edl. Facs. RB, Univ. of Notre Dame Du Lac Proj., 5.25%, 03/01/2021	1,000,000	1,000,150
Turlock, CA Auxiliary Organization RB, California State Univ., Stanislaus Foundation, 5.875%, 06/01/2022	345,000	346,515
University of Maryland RRB, Sys. Auxiliary Facs. & Tuition, Ser. A, 5.00%, 04/01/2010	310,000	313,605
University of Puerto Rico RB, Ser. M, 5.40%, 06/01/2009	400,000	400,768
University of Washington RB, Rev. Dept. of Intercollegiate Athletics, 5.00%, 06/01/2012	250,000	250,328

		23,099,890

ELECTRIC REVENUE 0.2%
Redding, CA Joint Powers Fin. Auth. Elec. Sys. RB, Ser. A, 5.25%, 06/01/2015	500,000	502,445
Sikeston, MO Elec. RRB, 5.00%, 06/01/2012	470,000	470,620

		973,065

GENERAL OBLIGATION – LOCAL 9.4%
Atlanta, GA Solid Waste Mgmt. Refunding GO, Landfill Closure Proj., 5.25%, 12/01/2021	2,000,000	1,999,940
Bernalillo, NM Muni. Sch. Dist. No. 1 GO, 5.40%, 08/01/2008	150,000	150,347
Bothell, WA GO, 5.25%, 12/01/2015, (Insd. by FGIC)	400,000	400,660

2

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
Carrollton-Farmers Branch Independent Sch. Dist., Texas Refunding GO, 5.00%, 02/15/2019	$190,000	$190,224
Charlotte, NC Refunding GO:
5.25%, 02/01/2014	2,000,000	2,043,760
5.25%, 02/01/2016	5,755,000	5,880,919
Chester, PA Chester-Upland Sch. Auth. RB, Ser. A, 5.25%, 09/01/2017	1,800,000	1,803,312
Chicago, IL Park Dist.:
Aquarium & Museum GO, 5.125%, 01/01/2014	100,000	100,152
Unrefunded Balance Ltd. Tax GO, 5.30%, 01/01/2015	475,000	475,803
Commerce, TX Independent Sch. Dist. Unrefunded Balance GO, 5.00%, 08/15/2022, (Insd. by PSF)	50,000	49,796
Corpus Christi, TX Independent Sch. Dist. GO, 4.75%, 08/15/2009	250,000	250,372
Decatur, IL Park Dist. GO, Ser. A, 5.25%, 03/01/2014, (Insd. by FSA)	250,000	250,395
Detroit, MI Refunding GO, Ser. B, 5.375%, 04/01/2012	2,000,000	2,003,300
District of Columbia GO, Ser. A, 5.25%, 06/01/2014, (Insd. by MBIA)	400,000	405,880
Essex Cnty., NJ Capital Appreciation Refunding GO:
0.00%, 12/01/2012, (Insd. by FGIC) ¤	160,000	120,520
0.00%, 12/01/2018, (Insd. by FGIC) ¤	100,000	49,780
Fort Bend, TX Independent Sch. Dist. Refunding GO, 5.375%, 02/15/2024	7,000,000	7,019,600
Fremont, CA Unified Sch. Dist. Alameda Cnty. Refunding GO:
5.25%, 09/01/2016	1,000,000	1,021,620
5.25%, 09/01/2019	500,000	509,850
Grapevine, TX GO, 5.25%, 02/15/2014	2,860,000	2,864,719
Harris Cnty., TX GO, Muni. Util. Dist. Waterworks & Sewer Sys., 5.00%, 03/01/2017	185,000	184,920
Harris Cnty., TX Refunding GO:
4.80%, 10/01/2009	500,000	501,205
5.00%, 10/01/2015	200,000	200,524
Hutchinson, MN Med. Facs. Refunding GO, Ser. B, 4.65%, 04/01/2009	175,000	175,280
Kane & DeKalb Cntys., IL Cmnty. Unit Sch. Dist. No. 302 GO, 5.45%, 02/01/2017	135,000	135,247
Leander, TX Independent Sch. Dist. Refunding GO, 0.00%, 08/15/2024 ¤	200,000	74,262
Lincoln Park, NJ GO, 5.20%, 09/01/2009	200,000	202,156
Mentor, OH Refunding GO, Street Impt. Bonds, Ser. 1991, 7.15%, 12/01/2011	220,000	222,372
Mercedes, TX GO, 4.60%, 02/15/2011, (Insd. by AMBAC)	160,000	160,174
Nashua, NH Refunding GO, 5.25%, 11/01/2008	905,000	913,353
New York, NY GO:
Ser. A, 5.25%, 08/01/2010	200,000	202,356
Ser. B, 5.625%, 08/15/2009	1,110,000	1,112,531
Ser. D:
5.50%, 08/01/2010	140,000	141,665
5.50%, 08/01/2010, (Insd. by FSA)	45,000	45,544
Ser. G, 5.25%, 08/01/2016, (Insd. by MBIA)	60,000	60,700
Sub-Ser. A1, 5.75%, 08/01/2014	75,000	75,164
New York, NY Refunding GO, Ser. F, 5.25%, 08/01/2014, (Insd. by FSA)	500,000	505,980
Northwest Harris Cnty., TX Refunding GO, Muni. Util. Dist. No. 23, Waterworks & Sewer, 5.30%, 10/01/2011	150,000	150,282
Orleans Parish, LA Parishwide Sch. Dist. GO:
5.00%, 09/01/2020	250,000	242,250
Ser. A:
4.85%, 09/01/2010	605,000	605,538
5.00%, 09/01/2012	250,000	250,300
5.125%, 09/01/2018	100,000	100,035
Pima Cnty., AZ GO, Cmnty. College Dist. Proj. of 1995, Ser. B, 4.60%, 07/01/2008	325,000	325,510
Puerto Rico Cmnwlth. Refunding GO, Ser. B1, ARS, 5.50%, 07/01/2021, (Insd. by FSA)	5,000,000	5,000,000
Reno, NV Refunding GO, Ser. B, 4.90%, 05/01/2008	300,000	300,471
Renton, WA Refunding GO, Ser. A, 5.20%, 02/01/2009	70,000	70,146
Ricewood, TX Refunding GO, Muni. Util. Dist.:
4.80%, 09/01/2010, (Insd. by FSA)	200,000	201,782
4.875%, 09/01/2011, (Insd. by FSA)	175,000	176,545

3

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
Rochester, MI Ltd. Tax Dev. GO, 5.00%, 10/01/2009	$65,000	$65,437
San Antonio, TX Refunding GO, 5.00%, 02/01/2009	1,500,000	1,503,300
San Francisco, CA GO, Ser. 1, 5.00%, 06/15/2011	1,000,000	1,021,360
South Shore, TX Refunding GO, Muni. Util. Dist. No. 6, Water & Sewer Sys., 5.10%, 09/01/2011	200,000	200,268
Stanley Lake, TX Refunding GO, Muni. Util. Dist., Waterworks & Sewer Sys., 4.80%, 07/01/2009,
(Insd. by AMBAC)	115,000	115,171
Wayne Cnty., MI GO, Bldg. Auth. Capital Impt., Ser. A, 5.25%, 06/01/2016	1,000,000	1,004,940
West Ottawa, MI Pub. Sch. Dist. Unrefunded Balance GO, 5.40%, 05/01/2009, (Insd. by FGIC)	145,000	145,629
Whidbey Island, WA Refunding GO, Pub. Hosp. Dist., 5.55%, 12/01/2008	300,000	300,714
Wichita, KS GO, Ser. 738, 5.65%, 09/01/2008	300,000	300,771
Wilmington, DE GO, Ser. B, 6.05%, 10/01/2010, (Insd. by MBIA)	100,000	101,228

		44,686,059

GENERAL OBLIGATION – STATE 0.9%
California GO, 6.25%, 10/01/2019	15,000	15,041
California Unrefunded Balance GO, 5.375%, 06/01/2026, (Insd. by MBIA)	190,000	190,061
Connecticut GO, 5.65%, 03/15/2012	270,000	270,583
Florida Refunding GO:
Board Public Ed., Ser. C, 5.125%, 06/01/2014	500,000	507,530
Sr. Lien, Jacksonville Trans., 5.00%, 07/01/2012	350,000	352,285
Illinois GO:
5.15%, 07/01/2015	145,000	146,699
5.25%, 07/01/2022	150,000	150,642
Nevada Refunding GO, Muni. Bond Proj. No. 65 & R-6, 5.00%, 05/15/2022, (Insd. by MBIA)	965,000	970,105
New York Refunding GO, Ser. C, 5.375%, 10/01/2011, (Insd. by AMBAC)	1,000,000	1,001,930
Tennessee Refunding GO, Ser. B, 4.80%, 05/01/2009	250,000	250,440
Texas GO:
College Student Loan, 5.00%, 08/01/2013	100,000	100,118
Ser. A, 5.40%, 08/01/2032	115,000	111,954
Veterans Land Board, 6.00%, 12/01/2030	200,000	202,504
Wisconsin Refunding GO, Veteran Hsg., Ser. 2, 6.10%, 05/01/2014	80,000	80,192

		4,350,084

HOSPITAL 6.6%
Abilene, TX Hlth. Facs. Dev. Corp. Hosp. RRB, Hendrick Med. Ctr., 6.00%, 09/01/2013	500,000	501,170
Bessemer, AL Med. Clinic Board RB, Bessemer Carraway Med. Ctr., Ser. A, 5.875%, 05/15/2026	750,000	746,685
Butler Cnty., PA Hosp. Auth. RRB, Butler Mem. Hosp., Ser. A, 5.25%, 07/01/2012	185,000	185,305
California Hlth. Facs. Fin. Auth. RB, Ser. B, 7.20%, 01/01/2012	95,000	95,504
California Hlth. Facs. Fin. Auth. RRB, Pomona Valley Hosp., Ser. A, 5.625%, 07/01/2019	200,000	194,692
Charleston Cnty., SC Hosp. Facs. RRB, Medical Society Hlth. Proj., 5.50%, 10/01/2019, (Insd. by MBIA)	265,000	268,405
Chatham Cnty., GA Hosp. Auth. RRB, Mem. Med. Ctr., Ser. A, 5.70%, 01/01/2019	235,000	237,738
Colorado Hlth. Facs. Auth. RB, Sisters of Charity Hlth. Care Sys., 5.25%, 05/15/2014	20,000	20,031
Connecticut Hlth. & Edl. Facs. Auth. RB:
Bridgeport Hosp., Ser. A, 6.625%, 07/01/2018	200,000	200,964
New Britain Gen. Hosp., Ser. B, 6.00%, 07/01/2024	275,000	279,568
Stamford Hosp., Ser. F, 5.40%, 07/01/2009	1,500,000	1,511,925
Escambia Cnty., FL Hlth. Facs. Auth. RB, 5.95%, 07/01/2020	860,000	894,787
Gulfport, MS Hosp. Facs. RRB, Gulfport Mem. Hosp., Ser. A, 6.20%, 07/01/2018	200,000	200,486
Illinois Hlth. Facs. Auth. RB:
Hosp. Sisters Svcs., Inc., Ser. A, 5.375%, 06/01/2016	1,500,000	1,522,365
Ingalls Hlth. Sys. Proj., 6.00%, 05/15/2008, (Insd. by MBIA)	1,845,000	1,849,926
Rockford Hlth. Sys., 5.125%, 08/15/2015	175,000	176,253
Illinois Hlth. Facs. Auth. RRB, Sinai Hlth., 5.10%, 08/15/2033, (Insd. by FHA)	2,400,000	2,207,712
Indiana Hlth. Facs. Fin. Auth. Hosp. RRB, Holy Cross Hlth. Sys. Corp., 5.00%, 12/01/2018	2,710,000	2,739,024
Jefferson Cnty., KY Hlth. Facs. RB, Univ. Med. Ctr., Inc. Proj., 5.25%, 07/01/2022, (Insd. by MBIA)	100,000	100,172

4

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Jonesboro, AR Residential Hsg. & Hlth. Care Facs. Board House RRB, St. Bernard’s Hosp. Regl. Med. Ctr., 5.90%, 07/01/2016, (Insd. by AMBAC)	$1,950,000	$1,967,257
Knox Cnty., TN Hlth. Edl. Hosp. Facs. RRB, Impt. Baptist Hlth. Sys., 5.50%, 04/15/2017	155,000	156,102
Langhorne, PA Hosp. Auth. RB, Franciscan Hlth. Ctr., Ser. A, 7.00%, 06/15/2015	405,000	408,981
Lubbock, TX Hlth. Facs. Dev. Corp. RB, Lutheran Retirement, 6.00%, 03/20/2029, (Insd. by GNMA)	1,000,000	1,022,220
Lucas Cnty., OH Hosp. Auth. RB, Promedica Hlth. Care Obl.:
5.75%, 11/15/2009	2,500,000	2,529,050
5.75%, 11/15/2011	750,000	758,603
Lycoming Cnty., PA Hosp. Auth. RB, Divine Province Hosp., Ser. E, 6.50%, 07/01/2022	70,000	69,477
Madison Cnty., IN Hosp. Auth. Facs. RB, Cmnty. Hosp. of Anderson, Ser. A, 8.00%, 01/01/2014	1,270,000	1,278,560
Massachusetts Hlth. & Edl. Facs. Auth. RB, Partners Healthcare Sys., Ser. A, 5.10%, 07/01/2010	2,510,000	2,538,965
Massachusetts Hlth. & Edl. Facs. Auth. RRB, South Shore Hosp., Ser. E:
5.50%, 07/01/2013	400,000	401,016
5.50%, 07/01/2020	450,000	451,143
Murray City, UT Hosp. RB, IHC Hlth. Svcs., Inc., 4.75%, 05/15/2020	195,000	186,209
New Jersey Hlth. Care Facs. Fin. Auth. RRB, Hackensack Univ. Med. Ctr., Ser. A, 5.25%, 01/01/2010	150,000	151,749
New York Med. Care Facs. Fin. Agcy. RB, Montefiore Med. Ctr., 5.60%, 02/15/2009	150,000	150,180
Oklahoma Indl. Auth. Hlth. Sys. RRB:
Integris Baptist, 5.00%, 08/15/2014	2,000,000	2,014,460
Ser. A, 6.00%, 08/15/2018	1,725,000	1,819,772
Peninsula Ports Auth. VA Hosp. Facs. RRB, Whittaker Mem. Hosp. Proj., 8.70%, 08/01/2023	480,000	526,560
Smyrna, GA Hosp. Auth. RB, Emory-Adventist Hosp. Proj., 5.50%, 08/01/2016, (Insd. by AMBAC)	250,000	252,245
Ulster Cnty., NY Indl. Dev. Agcy. RRB, Benedictine Hosp. Proj., 5.00%, 11/01/2011	805,000	780,295

		31,395,556

HOUSING 14.2%
Allegheny Cnty., PA Residential Fin. Auth. SFHRB, Ser. II-1, 5.05%, 11/01/2010	330,000	335,986
Arkansas Dev. Fin. Auth. SFHRB, Ser. G, 5.20%, 01/01/2011	380,000	382,774
Atlanta, GA Hsg. Auth. MHRB, Village at Castleberry Proj., 4.60%, 02/20/2009	195,000	196,431
Austin, TX Hsg. Fin. Corp. SFHRB, 0.00%, 02/01/2016 ¤	1,640,000	100,614
Bexar Cnty., TX Hsg. Fin. Corp. MHRB:
American Opportunity Hsg. Proj., Ser. A, 5.80%, 01/01/2031	100,000	100,150
Stablewood Farms, 6.25%, 07/20/2043	4,615,000	4,754,096
Bryan Cnty., OK EDA SFHRB, Ser. A, 8.60%, 07/01/2010	190,000	145,880
Calcasieu Parish, LA Pub. Auth. RRB, Ser. A, 5.55%, 04/01/2012	365,000	372,661
California Hsg. Fin. Agcy. MHRB, Ser. A:
5.05%, 08/01/2011	100,000	102,044
5.95%, 08/01/2028	390,000	391,759
California Rural Home Mtge. Auth. SFHRB, Ser. B, 7.30%, 06/01/2031	260,000	268,609
Chicago, IL MHRB, Hearts UTD Apts., Ser. A, 4.60%, 07/01/2010	225,000	227,174
Colorado HFA SFHRB:
0.00%, 11/01/2029 ¤	2,295,000	698,185
Ser. B-2, 7.00%, 05/01/2026	45,000	45,720
Comanche Cnty., OK HFA SFHRB, Ser. B-2, 6.60%, 10/01/2035	695,000	704,702
Connecticut HFA RB, Hsg. Mtge. Fin. Auth. Proj., Ser. A-2, 5.10%, 11/15/2018	95,000	94,946
DeKalb Cnty., GA MHRB, Bryton Hills Apts., 5.00%, 09/01/2011	535,000	557,721
Delaware Hsg. Auth. SFHRB, Ser. A, 6.00%, 07/01/2018	135,000	137,954
District of Columbia HFA RB, Residential Seniors Ctr., Ser. 1, 7.75%, 09/01/2016	87,500	87,687
Florida HFA RB:
0.00%, 12/01/2029, (Insd. by FSA) ¤	5,520,000	1,344,065
0.00%, 07/01/2030, (Insd. by FSA) ¤	2,910,000	640,578
Brittany of Rosemont, Ser. G1, 6.25%, 07/01/2035, (Insd. by AMBAC)	1,005,000	1,005,181
Riverfront Apts., Ser. A, 6.25%, 04/01/2037	1,000,000	1,003,470
Spinnaker Cove Apts., Ser. G, 6.50%, 07/01/2036, (Insd. by AMBAC)	200,000	200,230
Florida Hsg. Fin. Corp. RB, Hampton Ctr. Apts., Ser. D-1, 5.60%, 03/01/2032, (Insd. by FNMA)	185,000	175,245
Florida Oceanside Hsg. Dev. Corp. MHRRB, Ser. A, 6.875%, 02/01/2020	225,000	225,293

5

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Franklin Cnty., OH MHRB, Tuttle Park Proj., Ser. A, 6.50%, 03/01/2026	$485,000	$495,073
Georgia HFA RB, Ser. B-2, 5.50%, 12/01/2032	100,000	94,818
Green Bay, WI MHRRB, Moraine, Ltd., Ser. A, 6.15%, 12/01/2030, (Insd. by FHA)	90,000	91,831
Greenwich, CT Hsg. Auth. RB, Ser. A, 6.35%, 09/01/2027	1,200,000	1,225,860
Houston, TX MHRB, Hsg. Fin. Corp., 6.10%, 09/20/2021	319,000	326,666
Idaho HFA SFHRB:
Ser. A, 6.15%, 07/01/2024	5,000	5,003
Ser. F-2, 5.70%, 07/01/2010	120,000	121,111
Illinois HDA Homeowner Mtge. RB, Ser. B-2, 5.40%, 08/01/2028	90,000	85,720
Jackson, MS MHRB, Forest Park Apts., Ser. A, 6.10%, 04/20/2032	60,000	60,881
Loma Linda, CA MHRB, Redlands, Inc. Proj., 7.375%, 06/01/2009	700,000	723,898
Los Angeles, CA MHRB, Colorado Apts., Ser. H, 5.50%, 11/20/2044, (Insd. by GNMA)	670,000	621,398
Louisiana HFA SFHRB:
AMT:
Ser. A-2, 6.30%, 12/01/2019	170,000	172,103
Ser. B-2, 5.55%, 06/01/2019	705,000	711,239
Ser. C, 6.30%, 06/01/2020	480,000	485,938
Ser. C-1, 5.60%, 12/01/2017	680,000	686,181
Home Ownership Program, Go Zone Ser. B-1, 5.60%, 06/01/2039	5,280,000	4,859,765
Home Owner, Ser. C-2, 5.55%, 06/01/2035	320,000	327,312
Manatee Cnty., FL HFA SFHRB, Ser. A, 6.57%, 05/01/2039	160,000	170,552
Maricopa Cnty., AZ IDA MHRB, Ser. A-1, 5.75%, 10/20/2018	4,155,000	4,330,341
Maryland Cmnty. Dev. Admin. Dept. Hsg. RB:
Ser. 2001B, 5.10%, 07/01/2016	445,000	449,726
Ser. D, 5.375%, 09/01/2024	500,000	490,830
Massachusetts Hsg. Fin. Agcy. RB, Ser. B, 5.40%, 12/01/2028	440,000	451,097
Massachusetts Hsg. Fin. Agcy. Rental Mtge. RB, Ser. E, 6.05%, 07/01/2020, (Insd. by MBIA)	270,000	273,861
Massachusetts Hsg. Fin. Agcy. Rental Mtge. RRB, Ser. H, 6.65%, 07/01/2041	3,395,000	3,465,243
Miami Dade Cnty., FL HFA MHRB, Sunset Bay Apts. Proj, Ser. 5A, 6.05%, 01/01/2041	200,000	200,644
Missouri Hsg. Dev. Commission Mtge. RRB, Ser. B, 0.00%, 09/01/2012, (Insd. by FHA) ¤	355,000	263,424
Missouri Hsg. Dev. Commission Mtge. SFHRB, Ser. A-2, 6.30%, 03/01/2030, (Insd. by GNMA)	3,685,000	3,778,194
Montana Board of Hsg. MFHRB, Ser. A, 6.15%, 08/01/2026	250,000	250,550
Nevada Hsg. Division SFHRB, Mezzanine, Ser. C-2, 5.95%, 04/01/2022	80,000	80,834
New Hampshire HFA MHRB, Prescott Hills Apts. Proj., 6.05%, 07/01/2029	115,000	115,544
New Hampshire HFA SFHRB:
AMT, Mtge. Acquisition, Ser. B, 4.85%, 07/01/2015	450,000	454,414
Mtge. Acquisition, Ser. E, 4.65%, 07/01/2014	350,000	353,356
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB, Ser. A:
4.85%, 11/01/2008	50,000	50,542
5.55%, 05/01/2027	325,000	316,010
New Mexico Mtge. Fin. Auth. MHRB, Rio Volcan II Apts. Proj., 5.65%, 07/01/2018	60,000	60,267
New Mexico Mtge. Fin. Auth. SFHRB, 6.00%, 01/01/2029	75,000	76,353
New York Hsg. Fin. Agcy. MHRB, Ser. B, 6.10%, 08/15/2016	220,000	220,854
New York Mtge. Agcy. RB, Ser. 67, 5.80%, 10/01/2028	10,090,000	10,193,725
North Carolina HFA SFHRB, Ser. HH, 6.20%, 03/01/2018	360,000	368,424
North Dakota HFA RB, Hsg. Fin. Program:
Home Mtge. Fin. Program, Ser. C, 5.50%, 07/01/2018	273,000	277,764
Ser. A, 4.20%, 07/01/2011	520,000	529,844
Ohio HFA RB, Residential Mtge., Ser. C-1, 6.05%, 03/01/2032	135,000	139,695
Ohio HFA SFHRB, 0.00%, 01/15/2015 ¤	25,000	13,328
Oklahoma HFA SFHRB, 0.00%, 09/01/2030 ¤	540,000	129,643
Oregon Hsg. & Cmnty. Svcs. Dept. SFHRB, Ser. L, 5.90%, 07/01/2031	2,110,000	2,195,265
Palm Beach Cnty., FL HFA MHRB, Pinnacle Palms Apts. Proj., Ser. A, 5.75%, 07/01/2041	70,000	68,073
Palm Beach Cnty., FL SFHRB, Ser. B, 5.50%, 10/01/2022	85,000	85,612
Pennsylvania Hsg. Fin. Agcy. SFHRB:
Ser. 63-A, 0.00%, 04/01/2030 ¤	250,000	62,843
Ser. 68-A, 6.05%, 10/01/2028	3,450,000	3,271,152
Ser. 70-A, 4.90%, 10/01/2010	400,000	408,644

6

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Peregrines Landing, LLC Facs. RB, Ser. A, 7.00%, 05/20/2044, (Insd. by GNMA)	$5,825,000	$6,228,439
Rhode Island Hsg. & Mtge. Fin. RB, 6.50%, 04/01/2027	25,000	25,720
San Antonio, TX Hsg. Fin. Corp. RB:
Eagle’s Nest Apts. Proj., 4.50%, 12/15/2008	180,000	180,747
Harbor Cove Apts. Proj., 4.50%, 12/15/2008	215,000	215,901
Sedgwick & Shawnee Cnty., KS SFHRB, Ser. A-1, 0.00%, 12/01/2029 ¤	745,000	192,426
St. Louis Cnty., MO IDA MHRRB, Oakdale Forest II Apts., Ser. A, 5.50%, 09/20/2016	200,000	202,172
Tampa, FL Home Mtge. RB, 0.00%, 10/01/2014, (Insd. by FHA) ¤	475,000	107,084
Texas Dept. of Hsg. & Cmnty. RB, Ser. A, 6.20%, 07/01/2019	190,000	192,852
Utah HFA RB, RHA Cmnty. Svcs. Proj., Ser. A, 6.875%, 07/01/2027	940,000	890,001
Wood Cnty., WV SFHRRB, Ser. A, 0.00%, 03/01/2011 ¤	110,000	92,835

		67,318,777

INDUSTRIAL DEVELOPMENT REVENUE 5.3%
Alaska Indl. Dev. & Export Auth. Power RB, Snettisham Hydroelectric, 6.00%, 01/01/2014	1,165,000	1,202,280
Arkansas EDFA RB, Ser. B, 5.80%, 12/01/2020	500,000	501,235
Dayton, OH Spl. Facs. RRB, Emery Air Freight Corp., Ser. A, 5.625%, 02/01/2018	2,030,000	2,072,468
Illinois Dev. Fin. Auth. Pollution RRB, Illinios Power Co. Proj., Ser. A:
5.40%, 03/01/2028	250,000	249,975
5.70%, 02/01/2024	250,000	252,978
Kentwood, MI Econ. Dev. Corp. RB, Holland Home, Ser. A:
4.25%, 11/15/2008	250,000	250,370
4.30%, 11/15/2009	300,000	300,033
Miami-Dade Cnty., FL IDA RB, Airis Miami II, LLC Proj., 6.00%, 10/15/2019, (Insd. by AMBAC)	100,000	101,699
Michigan Strategic Funding Ltd. Oblig. PCRRB, Detroit Edison, 5.45%, 09/01/2029, (Insd. by XL Capital Assurance, Inc.)	1,005,000	1,008,809
New Jersey EDA PCRB, New Jersey Pub. Service & Gas, Ser. A, 6.40%, 05/01/2032, (Insd. by MBIA)	200,000	202,310
New Jersey EDA RB, Elite Pharmaceuticals Proj., Ser. A, 6.50%, 09/01/2030	760,000	629,394
New York, NY Indl. Dev. Agcy. RB, Japan Airlines Co. Proj., 6.00%, 11/01/2015, (Insd. by FSA)	385,000	390,163
Pleasants Cnty., WV PCRB, Monongahela Power Co., Ser. C, 6.15%, 05/01/2015, (Insd. by AMBAC)	4,000,000	4,010,000
Red River Auth., Texas PCRB, Southwestern Pub., 5.20%, 07/01/2011	250,000	257,305
South Dakota EDFA RB, 4.95%, 04/01/2009	215,000	216,840
St. Paul, MN Port Auth. IDA RB:
Ser. K, Lottery, 9.50%, 12/01/2014, (Insd. by FGIC)	155,000	157,561
Ser. N, Lottery, 10.00%, 12/01/2014, (Insd. by FGIC)	165,000	167,934
Union Cnty., NJ Util. Auth. Solid Waste RB, Sr. Lease Ogden Martin, Ser. A, 5.375%, 06/01/2012	8,995,000	9,122,279
Wood Cnty., OH IDRB, Schutz Container Sys. Proj., Ser. A, 7.125%, 06/01/2013	3,405,000	3,523,085
York Cnty., PA IDA RB, 6.45%, 10/01/2019	440,000	441,060

		25,057,778

LEASE 0.7%
Denver, CO City & Cnty. Sch. Dist. 1 Refunding COP, Denver Sch. Facs. Leasing Corp., 5.60%, 12/15/2009	665,000	666,350
Golden Valley, CA Unified Sch. Dist. COP, 5.35%, 07/01/2027	2,250,000	2,244,442
Walker Cnty., AL Pub. Bldg. Auth. RRB, Walker Cnty. Jail Proj., 5.00%, 12/01/2016, (Insd. by AMBAC)	200,000	200,790

		3,111,582

MISCELLANEOUS REVENUE 3.2%
Alaska Indl. Dev. & Export Auth. RRB, Ser. A, 5.25%, 04/01/2023	155,000	146,720
Baker, FL Correctional Dev. First Mtge. RB, Detention Ctr. Proj., 6.00%, 02/01/2013	500,000	489,395
California Statewide CDA RB, SAVRS, 9.75%, 05/15/2029	1,400,000	1,400,000
Florida Fin. Dept. Gen. Svcs. RB, Dept. of Env. Preservation 2000-A, 5.00%, 07/01/2013	500,000	502,635
Florida Mid-Bay Bridge Auth. RB, Ser. A, 5.95%, 10/01/2022, (Insd. by AMBAC)	2,000,000	2,078,660
Fort Payne, AL Pub. Bldg. RB, 6.05%, 10/01/2016	160,000	166,304
Gulf Breeze, FL Local Govt. RB, 4.50%, 12/15/2020	180,000	180,000
Louisiana Govt. Env. Facs. CDA RB, Ser. A, 6.30%, 07/01/2030	5,225,000	5,538,500
Maine Muni. Bond Bank RB, Ser. B, 5.85%, 11/01/2020	360,000	360,731
Michigan Muni. Bond Auth. RB, 8.625%, 11/01/2016	240,000	244,812

7

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
New Jersey Sports & Expo. Auth. RRB, Ser. A, 5.00%, 01/01/2009	$105,000	$105,212
New York Urban Dev. Corp. RB, Sub Lien, 5.50%, 07/01/2016	500,000	503,670
New York, NY GO, Ser. F, 5.125%, 08/01/2013, (Insd. by MBIA)	2,265,000	2,291,115
Oregon Board Bank RB, Oregon Econ. Cmnty. Dev. Dept., Ser. A, 5.50%, 01/01/2019	1,250,000	1,276,863
Palmdale, CA Civic Auth. RRB, Civic Ctr. Refinancing, Ser. A, 5.60%, 07/01/2015	100,000	102,192

		15,386,809

PORT AUTHORITY 0.7%
Dade Cnty., FL Seaport RB, 5.50%, 10/01/2026, (Insd. by MBIA)	370,000	370,363
Dade Cnty., FL Seaport RRB, Ser. 95, 5.75%, 10/01/2015	475,000	475,978
Massachusetts Port Auth. RB, Ser. E, 5.25%, 07/01/2013, (Insd. by MBIA)	2,260,000	2,295,821

		3,142,162

POWER 0.8%
Hawaii Dept. of Budget & Fin. RB, Hawaiian Elec. Co. Proj., 5.45%, 11/01/2023, (Insd. by MBIA)	365,000	367,789
Texas Muni. Power Agcy. RRB, Sub Lien, 4.75%, 09/01/2014	500,000	500,520
Utah Intermountain Power Agcy. RRB, Ser. A, 5.25%, 07/01/2015	1,470,000	1,493,711
Washington Pub. Power Supply Sys. RRB, Nuclear Proj. No. 3, Ser. A, 5.10%, 07/01/2010	1,000,000	1,021,690
Western Minnesota Power Agcy. RB, Ser. A, 5.50%, 01/01/2011	400,000	407,632

		3,791,342

PRE-REFUNDED 12.1%
Alameda Cnty., CA COP, Med. Ctr. Proj., 5.375%, 06/01/2014	115,000	116,819
Alameda Cnty., CA Refunding COP, Santa Rita Jail Proj., 5.00%, 12/01/2015	100,000	103,680
California CDA COP, 5.30%, 12/01/2015, (Insd. by Kaiser Permanente & FSA)	1,465,000	1,533,254
California Hlth. Facs. Fin. Auth. RB, Kaiser Permanente, Ser. A, 5.25%, 06/01/2012	1,300,000	1,333,397
Coastal Water Auth., Texas Conveyance Sys. RB, 7.50%, 12/15/2016	20,000	20,076
Commerce, TX Independent Sch. Dist. GO, 5.00%, 08/15/2022, (Insd. by PSF)	245,000	247,820
Connecticut Resource Recovery Auth. RRB, Ser. A:
5.50%, 11/15/2011	4,110,000	4,161,498
5.50%, 11/15/2012	4,035,000	4,085,559
District of Columbia Hosp. RRB, Medlantic Hlth. Care, Group A:
5.375%, 08/15/2015	8,500,000	8,685,640
5.75%, 08/15/2026	170,000	171,231
5.875%, 08/15/2019	315,000	318,238
Florida Correctional Privatization Commission COP, 350 Bed Youthful Polk Cnty., Ser. B, 5.00%, 08/01/2017	100,000	100,131
Fresno, CA Unified Sch. Dist. GO, Ser. D, 5.00%, 08/01/2011	250,000	252,125
Gwinnett Cnty., GA Sch. Dist. GO, 5.375%, 02/01/2009	1,400,000	1,414,602
Hamal Florida CDD Spl. Assessment Bond, 6.20%, 05/01/2015	460,000	491,027
Indiana Hlth. Facs. Fin. Auth. RRB, Ancilla Sys., Inc., 5.25%, 07/01/2022	1,005,000	1,016,025
Los Angeles, CA Cmnty. Redev. Agcy. RB:
Ser. G, 6.75%, 07/01/2010	195,000	198,680
Tax Allocation, Ser. G, 6.75%, 07/01/2010	530,000	531,351
Los Angeles, CA RRB, Dept. of Water & Power:
5.00%, 10/15/2016	315,000	321,971
5.00%, 10/15/2017	175,000	178,761
Louisiana Pub. Facs. Auth. RRB, Alton Ochsner Med. Foundation, 5.75%, 05/15/2011	80,000	80,543
Maricopa Cnty., AZ IDA MHRB, 6.625%, 07/01/2026	2,500,000	2,521,675
Metropolitan Trans. Auth. New York RB:
Commuter Facs., Ser. B, 5.00%, 07/01/2011	130,000	132,782
Dedicated Tax Fund Bonds, Ser. A, 5.25%, 04/01/2009	150,000	151,822
Metropolitan Trans. Auth. New York RRB, Commuter Facs., Ser. D, 5.00%, 07/01/2012	100,000	103,617
Michigan HFA RRB, St. John Hlth. System, Ser. A:
5.00%, 05/15/2018, (Insd. by AMBAC)	300,000	307,200
5.00%, 05/15/2028, (Insd. by AMBAC)	125,000	122,653
Montana Board of Investment RB, Workers’ Compensation Program, 6.875%, 06/01/2011	2,800,000	2,918,720
Montgomery, AL Spl. Care Facs. Fin. Auth. RB, Baptist Med. Ctr., Ser. C, 5.375%, 09/01/2016	3,900,000	4,060,446

8

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Nebraska Higher Ed. Loan RB, 0.00%, 12/15/2015, (Insd. by MBIA) ¤	$2,725,000	$1,573,551
New York, NY Triborough Bridge & Tunnel Auth. RRB, Ser. A, 5.25%, 01/01/2011	400,000	404,720
Oklahoma Dev. Fin. Auth. RB, Hillcrest Med. Ctr., 5.625%, 08/15/2019	165,000	173,016
Orange Cnty., FL Tourist Dev. Tax RRB, 6.00%, 10/01/2016	335,000	337,251
Pomona, CA RB, Unified Sch. Dist., Ser. C, 6.00%, 08/01/2025	500,000	514,310
San Antonio, TX Elec. & Gas RRB, Ser. 2000, 5.00%, 02/01/2017	100,000	106,098
Santa Clara Cnty., CA East Side Unified Sch. Dist. GO, Ser. E:
5.00%, 09/01/2022, (Insd. by FGIC)	3,355,000	3,355,335
5.00%, 09/01/2023, (Insd. by FGIC)	5,400,000	5,400,162
Santa Clara Cnty., CA East Side Unified Sch. Dist. RB, Ser. F, 5.25%, 09/01/2025, (Insd. by FGIC)	1,015,000	1,016,299
St. Paul, MN Hsg. Redev. Auth. Tax Increment RRB, Downtown & 7th Place Proj., 5.40%, 09/01/2008	150,000	151,478
Stockton, CA Hsg. Facs. RRB, O’Conner Woods Proj., Ser. A, 5.20%, 03/20/2009, (Insd. by GNMA)	325,000	325,692
Tennessee Sch. Bldg. Auth. RRB, Higher Edl. Facs., Ser. D, 5.50%, 05/01/2011	500,000	506,000
Utah Cnty., UT Hosp. RB, IHC Hlth. Svcs., Inc, 5.25%, 08/15/2021	1,935,000	1,954,389
Utah Intermountain Power Agcy. RB, 5.00%, 07/01/2013	2,410,000	2,413,519
Vallejo, CA Univ. Sch. Dist. Election of 1997 GO, 5.40%, 08/01/2022, (Insd. by FSA)	500,000	503,335
West Contra Costa, CA Unified Sch. Dist. RB:
Ser. C, 6.00%, 08/01/2024	185,000	186,632
Ser. D, 4.875%, 08/01/2011	200,000	201,496
Wood Glen, TX Hsg. Fin. Corp. Mtge. RRB, Copperwood Proj., Ser. A, 7.65%, 07/01/2022, (Insd. by MBIA & FHA)	2,125,000	2,388,670

		57,193,296

PUBLIC FACILITIES 0.6%
San Francisco, CA City & Cnty. COP, 2789 25th Street Proj., 5.00%, 09/01/2014, (Insd. by AMBAC)	600,000	600,828
San Francisco, CA City & Cnty. Redev. Agcy. Hotel RB, 6.50%, 07/01/2008, (Insd. by FSA)	600,000	601,974
St. Charles, IL Park Dist. Refunding GO, Installment Contract Cert., 4.80%, 12/01/2010, (Insd. by FSA)	425,000	425,633
St. Louis, MO Muni. Fin. Corp. RRB:
City Justice Ctr., 5.40%, 02/15/2012, (Insd. by AMBAC)	375,000	375,638
Ser. A, 0.00%, 07/15/2014, (Insd. by AMBAC) ¤	1,500,000	1,035,735

		3,039,808

RESOURCE RECOVERY 1.1%
Charlotte Cnty., FL Solid Waste Disposal RRB, 5.05%, 10/01/2009	200,000	202,194
Connecticut Resource Recovery Auth. RB, 2006 Mid-Connecticut Sys., Ser. A, 5.375%, 11/15/2009	150,000	151,773
Connecticut Resource Recovery Auth. RRB, Mid-Connecticut Sys., Ser. A:
5.50%, 11/15/2011	1,705,000	1,725,051
5.50%, 11/15/2012	920,000	930,819
Dade Cnty., FL Resource Recovery RB:
5.50%, 10/01/2010	225,000	227,639
5.50%, 10/01/2013	450,000	454,950
Northeast Nebraska Solid Waste Facs. RB, 4.45%, 05/15/2008	265,000	265,427
Pasco Cnty., FL Solid Waste RB, Ser. B, 5.25%, 04/01/2009	100,000	100,289
Savannah, GA Resouce Recovery Dev. Auth. RB, Air Pollution Control Sys. & Landfill:
4.75%, 08/01/2008	300,000	300,540
5.00%, 08/01/2013	500,000	500,795
Tacoma, WA Solid Waste Util. RB, 2006, Ser. B, 5.50%, 12/01/2017	350,000	354,119

		5,213,596

SALES TAX 1.7%
Arizona State Muni. Fin. Proj. Refunding COP, Ser. 10, 4.80%, 07/01/2008	105,000	105,196
Dade Cnty., FL Resource Recovery RB, 5.50%, 10/01/2009	75,000	75,878
Danville, IN Cmnty. Elementary Sch. Bldg. Corp. RRB, 5.00%, 07/05/2009	520,000	520,920
Irvine, CA Univ. Sch. Dist Spl. Tax RRB, Cmnty. Facs. Dist. No. 86-1, 5.50%, 11/01/2013	250,000	255,433
Metropolitan Pier & Expo. Auth. RRB, Illinois Dedicated State Tax:
5.125%, 06/01/2011	500,000	505,705
5.125%, 06/01/2012	3,000,000	3,034,230
5.50%, 06/01/2011	500,000	500,895
McCormick Place Expansion Proj., Ser. A, 5.25%, 06/15/2012	450,000	450,693

9

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SALES TAX continued
Mountain View, CA Tax Allocation RB, Shoreline Regl. Park, Ser. A, 5.50%, 08/01/2021, (Insd. by MBIA)	$250,000	$251,320
New York Urban Dev. Corp. RRB, 5.50%, 07/01/2016	1,760,000	1,774,731
Santa Clara, CA Redev. Agcy. Tax Allocation RB, Bayshore North Proj., 5.00%, 06/01/2016	250,000	251,038
Santa Margarita/Dana Point, CA RB, Ser. A, 5.50%, 08/01/2012	200,000	204,346
Tracy, CA Area Public Facs. Financing Agcy. Spl. Tax RRB, Cmnty. Facs. Dist. No. 87-1-H, 5.875%, 10/01/2019	355,000	375,767

		8,306,152

STUDENT LOAN 0.2%
Massachusetts Edl. Auth. RRB, Issue E, Ser. A, 4.55%, 07/01/2009	630,000	634,933
Massachusetts Edl. Financing Auth. RB, Ser. C, 4.60%, 12/01/2008	320,000	320,592

		955,525

TOBACCO REVENUE 3.2%
Badger Tobacco Asset Securitization Corp. RB, 6.375%, 06/01/2032	250,000	244,688
California Tobacco Securitization Corp. RRB, Ser. A:
5.00%, 06/01/2015	315,000	315,057
5.00%, 06/01/2017	250,000	250,045
Tobacco Settlement Auth. of Rhode Island RRB:
6.125%, 06/01/2032	4,000,000	3,845,440
6.25%, 06/01/2042	5,310,000	5,023,897
Tobacco Settlement Auth. of Washington RB, 6.625%, 06/01/2032	2,150,000	2,152,064
Tobacco Settlement Fin. Corp. of New York RB, Ser. B-1C:
5.00%, 06/01/2011	1,345,000	1,346,372
5.25%, 06/01/2012	115,000	115,138
Tobacco Settlement Mgmt. Auth. of South Carolina RB, Ser. B, 6.375%, 05/15/2028	1,755,000	1,756,386

		15,049,087

TRANSPORTATION 2.5%
Florida Port Fin. Commission RB, State Trans. Trust Fund, 5.375%, 06/01/2027, (Insd. by MBIA)	335,000	323,479
Florida Turnpike Auth. RRB, Ser. A, 5.125%, 07/01/2012	200,000	202,218
Massachusetts Turnpike Auth. RB, Ser. A, 5.125%, 01/01/2017	175,000	176,997
Miami, OH Valley Regl. Trans. Auth. RB, Ltd. Tax, 5.10%, 12/01/2008	330,000	330,696
Phoenix, AZ Street & Hwy. User RRB, Jr. Lien, 6.25%, 07/01/2011, (Insd. by AMBAC)	1,355,000	1,381,273
Port Auth. of New York & New Jersey Spl. Obl. RB:
JFK Intl. Air Terminal, LLC, 6.25%, 12/01/2009	7,500,000	7,798,200
Ser. 103, 5.125%, 12/15/2011	1,215,000	1,216,774
Texas Turnpike Auth. RRB:
Dallas North Tollway Sys., Ser. A, 5.375%, 01/01/2016	150,000	150,251
Dallas Tollway Proj., 5.50%, 01/01/2015	430,000	439,344

		12,019,232

UTILITY 1.7%
Albuquerque, NM Water & Sewer Sys. RB, 4.75%, 07/01/2008	315,000	315,567
Cherokee Cnty., GA Water & Sewer RB, 6.90%, 08/01/2018	5,000	5,014
Cuyahoga Cnty., OH Util. Sys. RRB, Med. Ctr. Proj., Ser. B, 5.85%, 08/15/2010	915,000	918,395
Puerto Rico Cmnwlth. Aqueduct & Sewer Auth. RRB, 5.00%, 07/01/2019, (Insd. by MBIA)	500,000	497,400
Puerto Rico Elec. Power Auth. RB, Ser. DD, 5.00%, 07/01/2028	100,000	102,342
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RB, Ser. A, 5.60%, 12/01/2016	575,000	576,305
San Diego, CA Sewer RB, Ser. A, 4.90%, 05/15/2010	4,750,000	4,756,650
West Harris Cnty., TX Muni. Util. Dist No. 11 RRB, 5.00%, 09/01/2019	1,000,000	1,001,250

		8,172,923

WATER & SEWER 3.2%
Bessemer, AL Water RB, Ser. A, 5.75%, 07/01/2016	2,500,000	2,525,450
Birmingham, AL Water & Sewer RRB, Ser. A, 5.00%, 01/01/2018	2,200,000	2,244,000
Burlington, VT Waterworks Sys. RRB, Ser. A, 4.90%, 07/01/2009	100,000	100,149
Connecticut Dev. Auth. Water Facs. RB, 6.15%, 04/01/2035, (Insd. by AMBAC)	270,000	273,151

10

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Folsom, CA Pub. Fin. Auth. RRB, Water Proj., 4.875%, 11/01/2018	$250,000	$250,725
Hamilton Cnty., TN Waterworks RRB, Eastside Util. Dist., 5.25%, 11/01/2017, (Insd. by MBIA)	1,000,000	1,011,530
Indian River Cnty., FL Water & Sewer RRB, Ser. A, 5.50%, 09/01/2015, (Insd. by FGIC)	1,000,000	1,022,250
Louisiana Pub. Facs. Auth. Collateralized RRB, Louisiana Water Co. Proj., 5.45%, 02/01/2013	1,150,000	1,159,798
Mesa, CA Water Dist. Refunding COP, 5.00%, 03/15/2018	300,000	304,353
Montgomery Cnty., MD EDRB, Brink Reservoir Facs., 10.375%, 12/15/2014	280,000	307,717
New Jersey EDA Water Facs. RB, New Jersey American Water Co. Proj., Ser. B, 5.50%, 06/01/2023	230,000	227,640
New York Env. Facs. Corp. Water Facs. RRB, Spring Valley Water, Ser. A, 6.30%, 08/01/2024, (Insd. by AMBAC)	900,000	909,522
North Jersey Dist. Water Supply Commission RRB, Wanaque North Proj., 5.125%, 11/15/2021, (Insd. by MBIA)	400,000	401,884
Northeast Nebraska Solid Waste Disposal Facs. RB, 4.70%, 05/15/2015	200,000	200,218
Rhode Island Clean Water Fin. Agcy. RB, Wastewater Treatment Sys., 5.80%, 09/01/2022, (Insd. by MBIA)	950,000	951,444
San Diego, CA Pub. Facs. Fin. Auth. Sewer RB:
5.00%, 05/15/2015	150,000	150,207
5.00%, 05/15/2020	2,750,000	2,750,330

Ser. A, 4.875%, 05/15/2008, (Insd. by AMBAC)	250,000	250,430
		15,040,798

Total Municipal Obligations (cost $446,560,490)		442,054,434

	Shares	Value

SHORT-TERM INVESTMENTS 5.0%
MUTUAL FUND SHARES 5.0%
Evergreen Institutional Municipal Money Market Fund, Class I, 2.90% q ø (cost $23,658,186)	23,658,186	23,658,186

Total Investments (cost $470,218,676) 98.1%		465,712,620
Other Assets and Liabilities 1.9%		8,787,451

Net Assets 100.0%		$474,500,071

•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from accretion of discount at acquisition.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
ARS	Auction Rate Security
CDA	Community Development Authority
CDD	Community Development District
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority

11

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)

Summary of Abbreviations

HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PSF	Permanent School Fund
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SAVRS	Select Auction Variable Rate Securities
SFHRB	Single Family Housing Revenue Bond
SFHRRB	Single Family Housing Refunding Revenue Bond
TCR	Transferable Custody Receipts

The following table shows the percent of total investments by geographic location as of February 29, 2008:

California	10.6%
Texas	10.4%
New York	8.1%
Illinois	7.5%
Massachusetts	6.5%
Florida	6.0%
Louisiana	3.5%
Kentucky	3.3%
Connecticut	3.2%
Ohio	2.5%
New Jersey	2.5%
Alabama	2.1%
Rhode Island	2.1%
District of Columbia	2.1%
Indiana	2.0%
North Carolina	1.9%
Arizona	1.9%
Washington	1.6%
Pennsylvania	1.5%
Utah	1.5%
Missouri	1.3%
Puerto Rico	1.3%
Georgia	1.2%
Michigan	1.2%
Oklahoma	1.1%
South Carolina	0.9%
West Virginia	0.9%
Oregon	0.7%
Tennessee	0.7%
Montana	0.7%
Arkansas	0.6%
Maryland	0.6%
Nebraska	0.4%
New Hampshire	0.4%
Colorado	0.3%
Nevada	0.3%
Alaska	0.3%
Minnesota	0.2%
North Dakota	0.2%
New Mexico	0.1%
Virginia	0.1%
Kansas	0.1%
Wisconsin	0.1%
Hawaii	0.1%
Maine	0.1%
Mississippi	0.1%
Delaware	0.1%
Non-state specific	5.1%

100%

On February 29, 2008, the aggregate cost of securities for federal income tax purposes was $470,378,021. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,252,642 and $5,918,043, respectively, with a net unrealized depreciation of $4,665,401.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

12

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By:
Dennis H. Ferro,
Principal Executive Officer

Date: April 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro,
Principal Executive Officer

Date: April 28, 2008

By:
Kasey Phillips
Principal Financial Officer

Date: April 28, 2008